BlackRock Global Allocation Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited)
September 30, 2021
Security
Par (000)
Pa r (000) Value
Asset-Backed Securities — 2.3%
Cayman Islands — 0.2%
(a)(b)
Elmwood CLO II Ltd., Series 2019-2A,
Class BR, (LIBOR USD 3 Month +
1.65%), 1.78%, 04/20/34
(c)
..... USD 250 $ 250,017
Loanpal Solar Loan Ltd., Series 2020-
2GF, Class A, 2.75%, 07/20/47 .. 33 34,548
Voya CLO Ltd., Series 2017-3A, Class
A1R, (LIBOR USD 3 Month +
1.04%), 1.17%, 04/20/34
(c)
..... 150 149,486
434,051
Ireland — 0.1%
OCP Euro CLO DAC, Series 2017-2X,
Class B, (EURIBOR 3 Month +
1.35%), 1.35%, 01/15/32
(c)(d)
.... EUR 100 115,635
United States — 2.0%
AccessLex Institute, Series 2007-A,
Class A3, (LIBOR USD 3 Month +
0.30%), 0.43%, 05/25/36
(c)
..... USD 30 29,947
ACRES Commercial Realty Ltd., Series
2021-FL1, Class A, (LIBOR USD 1
Month + 1.20%), 1.28%, 06/15/36
(a)
(c)
...................... 100 99,765
Ajax Mortgage Loan Trust, Series 2021-
E, Class A1, 1.74%, 12/25/60
(a)(c)
. 214 215,028
Battalion CLO 18 Ltd.
(a)(c)
:
Series 2020-18A, Class A1, (LIBOR
USD 3 Month + 1.80%), 1.93%,
10/15/32 ............... 250 250,098
Series 2020-18A, Class B, (LIBOR
USD 3 Month + 2.30%), 2.43%,
10/15/32 ............... 250 250,086
GoodLeap Sustainable Home Solutions
Trust, Series 2021-3CS, Class A,
2.10%, 05/20/48
(a)
........... 115 114,819
Lendmark Funding Trust, Series 2021-
1A, Class A, 1.90%, 11/20/31
(a)
.. 100 100,474
Mariner Finance Issuance Trust,
Series 2020-AA, Class A, 2.19%,
08/21/34
(a)
................ 100 102,198
Mercury Financial Credit Card Master
Trust, Series 2021-1A, Class A,
1.54%, 03/20/26
(a)
........... 193 193,541
Mosaic Solar Loans LLC, Series 2021-
2A, Class A, 1.64%, 04/22/47
(a)
.. 98 96,941
Navient Private Education Refi Loan
Trust
(a)
:
Series 2021-DA, Class A, (US Prime
Rate - 1.99%), 1.26%, 04/15/60
(c)
129 128,693
Series 2021-DA, Class C, 3.48%,
04/15/60
(e)
.............. 110 110,000
Nelnet Student Loan Trust
(a)
:
Series 2021-A, Class A1, (LIBOR
USD 1 Month + 0.80%), 0.89%,
04/20/62
(c)
.............. 211 211,581
Series 2021-A, Class A2, (LIBOR
USD 1 Month + 1.03%), 1.12%,
04/20/62
(c)
.............. 181 184,568
Series 2021-A, Class B2, 2.85%,
04/20/62 ............... 200 202,741
Series 2021-A, Class C, 3.75%,
04/20/62 ............... 100 100,633
Series 2021-A, Class D, 4.93%,
04/20/62 ............... 100 101,414
Security
Par (000)
Par (000) Value
United States (continued)
Series 2021-BA, Class AFX, 1.42%,
04/20/62 ............... USD 100 $ 99,995
Series 2021-BA, Class B, 2.68%,
04/20/62 ............... 205 205,641
Series 2021-BA, Class C, 3.57%,
04/20/62 ............... 100 99,638
Pagaya AI Debt Selection Trust, Series
2021-2, Class NOTE, 3.00%,
01/25/29
(a)
................ 160 161,329
SLM Private Credit Student Loan
Trust
(c)
:
Series 2005-B, Class A4, (LIBOR
USD 3 Month + 0.33%), 0.45%,
06/15/39 ............... 141 138,226
Series 2006-A, Class A5, (LIBOR
USD 3 Month + 0.29%), 0.41%,
06/15/39 ............... 51 49,799
Series 2007-A, Class A4A, (LIBOR
USD 3 Month + 0.24%), 0.36%,
12/16/41 ............... 57 56,699
SLM Private Education Loan Trust,
Series 2010-C, Class A5, (LIBOR
USD 1 Month + 4.75%), 4.83%,
10/15/41
(a)(c)
............... 168 188,158
SMB Private Education Loan Trust
(a)
:
Series 2021-A, Class B, 2.31%,
01/15/53 ............... 100 101,328
Series 2021-A, Class C, 2.99%,
01/15/53 ............... 204 206,823
Series 2021-A, Class D1, 3.86%,
01/15/53 ............... 100 99,809
Series 2021-C, Class A2, (LIBOR
USD 1 Month + 0.80%), 0.88%,
01/15/53
(c)
.............. 110 110,000
4,009,972
Total Asset-Backed Securities — 2.3%
(Cost: $4,512,873) .............................. 4,559,658
Shares
Shares
Common Stocks — 67.8%
Argentina — 0.5%
MercadoLibre, Inc.
(b)(f)
........... 530 890,082
Australia — 0.3%
Australia & New Zealand Banking
Group Ltd. ................ 148 2,972
BHP Group Ltd. ............... 666 17,787
BHP Group plc ............... 5,949 149,881
Commonwealth Bank of Australia ... 27 2,004
CSL Ltd. .................... 59 12,327
Fortescue Metals Group Ltd. ...... 1,150 12,250
Goodman Group .............. 324 4,985
National Australia Bank Ltd. ....... 112 2,209
Quintis HoldCo Pty. Ltd., (Acquired
10/22/18, cost $115,835)
(e)(f)(g)
.... 218,994 207,401
Rio Tinto Ltd. ................ 71 5,055
Rio Tinto plc ................. 2,066 135,431
Westpac Banking Corp. ......... 162 2,996
Woodside Petroleum Ltd. ........ 887 15,167
570,465

BlackRock Global Allocation Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Shares
Shares Value
Belgium — 0.0%
KBC Group NV ............... 26 $ 2,345
Brazil — 0.1%
B3 SA - Brasil Bolsa Balcao ....... 6,976 16,371
Banco do Brasil SA
(f)
........... 1,545 8,227
Cia Siderurgica Nacional SA ...... 553 2,922
Engie Brasil Energia SA ......... 1,138 7,841
Magazine Luiza SA
(f)
........... 9,472 24,977
Petroleo Brasileiro SA ........... 1,118 5,759
Seguridade Participacoes SA ...... 944 3,453
Suzano SA
(f)
................. 1,851 18,354
Vale SA .................... 245 3,413
Vale SA, ADR
(b)(h)
.............. 8,014 111,795
WEG SA ................... 520 3,772
206,884
Canada — 0.9%
Alimentation Couche-Tard, Inc., Class
B ...................... 170 6,504
Bank of Montreal .............. 44 4,393
Bank of Nova Scotia (The) ........ 35 2,154
Brookfield Asset Management, Inc.,
Class A .................. 57 3,054
Canadian Natural Resources Ltd. ... 278 10,164
CGI, Inc., Class A
(f)
............. 285 24,209
Enbridge, Inc. ................ 38,595 1,537,584
George Weston Ltd. ............ 37 3,991
Loblaw Cos. Ltd. .............. 63 4,323
Nutrien Ltd. .................. 123 7,984
Restaurant Brands International, Inc. 101 6,188
Royal Bank of Canada .......... 31 3,085
Saputo, Inc. ................. 237 6,027
Shopify, Inc., Class A
(f)
.......... 92 124,738
TC Energy Corp. .............. 131 6,305
Thomson Reuters Corp. ......... 123 13,600
Toronto-Dominion Bank (The) ..... 112 7,415
1,771,718
Cayman Islands — 0.0%
Hedosophia European Growth
(f)
.... 5,835 68,604
China — 2.7%
AAC Technologies Holdings, Inc. ... 5,500 26,009
Agricultural Bank of China Ltd., Class H 48,000 16,489
Aier Eye Hospital Group Co. Ltd., Class
A ...................... 7,066 58,367
Alibaba Group Holding Ltd.
(f)
...... 10,100 186,991
Alibaba Group Holding Ltd., ADR
(b)(f)
. 2,777 411,135
Amoy Diagnostics Co. Ltd., Class A . 4,100 50,885
Angelalign Technology, Inc.
(a)(d)(f)
.... 800 34,324
Anhui Gujing Distillery Co. Ltd., Class B 100 1,298
ANTA Sports Products Ltd. ....... 6,000 113,301
Asymchem Laboratories Tianjin Co.
Ltd., Class A ............... 699 48,231
Autobio Diagnostics Co. Ltd., Class A 2,187 18,078
Autohome, Inc., ADR
(b)
.......... 176 8,260
Baidu, Inc., ADR, Class A
(b)(f)
...... 8 1,230
Bank of China Ltd., Class H ....... 18,000 6,360
Brilliance China Automotive Holdings
Ltd.
(f)
.................... 2,000 800
BYD Co. Ltd., Class A ........... 5,900 227,644
China CITIC Bank Corp. Ltd., Class H 5,000 2,254
China Construction Bank Corp., Class
H ...................... 30,000 21,410
China Evergrande Group
(h)
....... 24,000 9,067
China Feihe Ltd.
(a)(d)
............ 7,000 11,799
Security
Shares
Shares Value
China (continued)
China Galaxy Securities Co. Ltd., Class
H ...................... 4,000 $ 2,320
China Hongqiao Group Ltd. ....... 12,000 15,229
China Life Insurance Co. Ltd., Class H 3,000 4,906
China Merchants Bank Co. Ltd., Class
H ...................... 5,000 39,791
China National Building Material Co.
Ltd., Class H ............... 18,000 24,213
China Pacific Insurance Group Co. Ltd.,
Class H .................. 1,800 5,345
China Petroleum & Chemical Corp.,
Class H .................. 42,000 20,697
China Resources Cement Holdings Ltd. 6,000 5,767
China Tower Corp. Ltd., Class H
(a)(d)
. 28,000 3,659
CITIC Ltd. ................... 1,000 1,059
Contemporary Amperex Technology
Co. Ltd., Class A ............ 5,500 446,585
COSCO SHIPPING Holdings Co. Ltd.,
Class A
(f)
................. 1,800 4,768
COSCO SHIPPING Holdings Co. Ltd.,
Class H
(f)
................. 10,650 16,160
Dali Foods Group Co. Ltd.
(a)(d)
..... 4,500 2,717
Dongfeng Motor Group Co. Ltd., Class
H ...................... 12,000 10,686
ENN Energy Holdings Ltd. ........ 2,000 32,987
Foshan Haitian Flavouring & Food Co.
Ltd., Class A ............... 2,000 33,988
Ganfeng Lithium Co. Ltd., Class H
(a)(d)
4,000 70,086
Glodon Co. Ltd., Class A ......... 3,900 40,321
Guangdong Marubi Biotechnology Co.
Ltd., Class A ............... 2,500 14,480
Guangzhou Automobile Group Co. Ltd.,
Class H .................. 2,000 1,757
Guangzhou Baiyun International Airport
Co. Ltd., Class A ............ 38,500 63,782
Haidilao International Holding Ltd.
(a)(d)
12,000 45,970
Haitong Securities Co. Ltd., Class H . 2,800 2,553
Hangzhou Robam Appliances Co. Ltd.,
Class A .................. 4,700 24,572
Hangzhou Tigermed Consulting Co.
Ltd., Class H
(a)(d)
............ 1,600 33,833
Hansoh Pharmaceutical Group Co.
Ltd.
(a)(d)
................... 24,000 60,753
Hengan International Group Co. Ltd. . 1,000 5,333
HengTen Networks Group Ltd.
(f)
.... 16,000 4,698
Huaneng Power International, Inc.,
Class H .................. 6,000 3,219
Huazhu Group Ltd., ADR
(b)(f)
....... 513 23,526
Hundsun Technologies, Inc., Class A . 5,992 53,381
Hygeia Healthcare Holdings Co. Ltd.
(a)(d)
6,200 45,867
Industrial & Commercial Bank of China
Ltd., Class H ............... 51,000 28,270
Industrial Bank Co. Ltd., Class A .... 700 1,974
Intco Medical Technology Co. Ltd.,
Class A .................. 480 4,365
Jafron Biomedical Co. Ltd., Class A .. 1,465 13,291
JD Health International, Inc.
(a)(d)(f)
.... 23,800 229,362
Jiangsu Hengrui Medicine Co. Ltd.,
Class A .................. 5,600 43,574
Jinxin Fertility Group Ltd.
(a)(d)(f)
...... 33,500 49,683
KE Holdings, Inc., ADR
(b)(f)
........ 215 3,926
Kindstar Globalgene Technology, Inc.,
(Acquired 07/08/21, cost $70,852)
(a)
(d)(f)(g)
.................... 55,500 41,217
Kingdee International Software Group
Co. Ltd.
(f)
................. 29,000 96,560

BlackRock Global Allocation Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Shares
Shares Value
China (continued)
Kingsoft Corp. Ltd. ............. 8,400 $ 33,444
Lenovo Group Ltd. ............. 8,000 10,442
Li Auto, Inc., ADR
(b)(f)
............ 7,587 199,462
Mango Excellent Media Co. Ltd., Class
A ...................... 500 3,378
Meituan Dianping, Class B
(d)(f)
..... 800 25,537
Microport Cardioflow Medtech Corp.
(a)(d)
(f)
....................... 42,000 33,427
Ming Yuan Cloud Group Holdings Ltd.
(f)
9,000 31,202
NetEase, Inc., ADR
(b)
........... 320 27,328
Nongfu Spring Co. Ltd., Class H
(a)(d)
. 1,200 6,075
NXP Semiconductors NV
(b)
....... 3,652 715,317
PetroChina Co. Ltd., Class H ...... 20,000 9,367
Pharmaron Beijing Co. Ltd., Class H
(a)(d)
200 4,771
PICC Property & Casualty Co. Ltd.,
Class H .................. 10,000 9,701
Ping An Insurance Group Co. of China
Ltd., Class A ............... 3,500 26,157
Ping An Insurance Group Co. of China
Ltd., Class H ............... 4,500 30,777
Prosus NV
(f)
................. 139 11,126
Shanghai International Airport Co. Ltd.,
Class A
(f)
................. 9,000 61,371
Shenzhen Mindray Bio-Medical
Electronics Co. Ltd., Class A .... 200 11,965
Sun Art Retail Group Ltd. ........ 6,500 3,006
TCL Technology Group Corp., Class A 1,300 1,255
Tencent Holdings Ltd. ........... 11,300 674,596
Tingyi Cayman Islands Holding Corp. 6,000 11,156
Venus MedTech Hangzhou, Inc., Class
H
(a)(d)(f)
................... 9,000 46,160
Venustech Group, Inc., Class A .... 7,699 32,924
Vipshop Holdings Ltd., ADR
(b)(f)
..... 770 8,578
Want Want China Holdings Ltd. .... 46,000 34,734
WuXi AppTec Co. Ltd., Class A ..... 2,064 48,773
Wuxi Biologics Cayman, Inc.
(a)(d)(f)
... 4,834 78,409
Yifeng Pharmacy Chain Co. Ltd., Class
A ...................... 4,082 32,873
Yihai International Holding Ltd.
(f)
.... 8,000 44,582
Yonyou Network Technology Co. Ltd.,
Class A .................. 11,300 57,989
Yum China Holdings, Inc.
(b)
....... 1,220 70,894
Zai Lab Ltd., ADR
(b)(f)
........... 10 1,054
5,328,992
Denmark — 0.3%
AP Moller - Maersk A/S, Class A .... 11 28,347
AP Moller - Maersk A/S, Class B .... 11 29,778
DSV Panalpina A/S ............ 1,093 261,625
Genmab A/S
(f)
................ 235 102,677
Novo Nordisk A/S, Class B ....... 1,112 107,185
Pandora A/S ................. 1,147 139,246
668,858
Finland — 0.2%
Kone OYJ, Class B ............ 21 1,475
Neste OYJ .................. 5,830 328,884
Nokia OYJ
(f)
................. 574 3,166
333,525
France — 2.4%
Alstom SA .................. 14,890 564,818
Arkema SA .................. 4,451 586,940
BNP Paribas SA .............. 4,272 273,326
Cie de Saint-Gobain ............ 6,488 436,623
Cie Generale des Etablissements
Michelin SCA .............. 18 2,760
Security
Shares
Shares Value
France (continued)
Credit Agricole SA ............. 376 $ 5,168
Danone SA .................. 8,192 558,514
Electricite de France SA ......... 738 9,274
EssilorLuxottica SA ............ 3,089 590,287
Faurecia SE ................. 1 47
Kering SA ................... 220 156,257
LVMH Moet Hennessy Louis Vuitton SE 930 666,126
Orange SA .................. 886 9,582
Pernod Ricard SA ............. 59 13,007
Safran SA ................... 6,181 781,777
Sartorius Stedim Biotech ......... 3 1,676
Societe Generale SA ........... 3,692 115,615
TOTAL SE .................. 130 6,214
Worldline SA
(a)(d)(f)
.............. 26 1,982
4,779,993
Germany — 3.4%
adidas AG .................. 2,360 741,646
Allianz SE (Registered) .......... 3,438 770,269
Auto1 Group SE
(a)(d)(f)
........... 8,347 305,242
BASF SE ................... 124 9,401
Bayerische Motoren Werke AG .... 191 18,141
Daimler AG (Registered) ......... 11,190 987,313
Deutsche Boerse AG ........... 155 25,151
Deutsche Post AG (Registered) .... 66 4,139
Deutsche Telekom AG (Registered) . 49,694 996,573
Evonik Industries AG ........... 129 4,045
Fresenius Medical Care AG & Co.
KGaA ................... 104 7,295
Fresenius SE & Co. KGaA ........ 80 3,829
Infineon Technologies AG ........ 5,419 221,627
Puma SE ................... 3,742 415,980
SAP SE .................... 102 13,793
Siemens AG (Registered) ........ 8,645 1,413,899
Siemens Healthineers AG
(a)(d)
...... 59 3,827
Vantage Towers AG ............ 18,404 625,052
6,567,222
Hong Kong — 0.5%
AIA Group Ltd. ............... 67,800 779,999
CLP Holdings Ltd. ............. 2,500 24,071
Hang Lung Properties Ltd. ........ 24,000 54,697
Hong Kong & China Gas Co. Ltd. ... 1,000 1,511
Hysan Development Co. Ltd. ...... 6,000 19,538
Jardine Matheson Holdings Ltd.
(b)
... 100 5,286
Nine Dragons Paper Holdings Ltd. .. 3,000 3,662
888,764
India — 0.3%
HCL Technologies Ltd. .......... 1,572 26,962
Indian Oil Corp. Ltd. ............ 5,327 8,939
InterGlobe Aviation Ltd.
(a)(d)(f)
....... 1,155 31,386
Reliance Industries Ltd. ......... 11,372 364,236
Tata Consultancy Services Ltd. .... 152 7,703
Think & Learn Pvt Ltd., Series F
(Acquired 12/11/20, cost $67,547)
(e)(f)
(g)
...................... 45 172,823
612,049
Indonesia — 0.0%
Bank Central Asia Tbk. PT ........ 24,800 60,406
Israel — 0.1%
(b)(f)
ION Acquisition Corp. 2 Ltd. ....... 3,002 30,080
SimilarWeb Ltd. ............... 1,270 26,581

BlackRock Global Allocation Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Shares
Shares Value
Israel (continued)
Taboola.com Ltd., (Acquired 06/30/21,
cost $66,000)
(g)
............. 6,600 $ 55,836
112,497
Italy — 1.0%
Assicurazioni Generali SpA ....... 1,915 40,558
Enel SpA ................... 95,786 735,178
Eni SpA .................... 372 4,961
Ferrari NV
(b)
................. 658 137,325
Intesa Sanpaolo SpA ........... 370,533 1,048,974
1,966,996
Japan — 1.4%
Aisin Seiki Co. Ltd. ............. 400 14,495
Asahi Kasei Corp. ............. 400 4,286
Astellas Pharma, Inc. ........... 1,450 23,866
Chugai Pharmaceutical Co. Ltd. .... 200 7,319
Daifuku Co. Ltd. ............... 800 75,029
Disco Corp. .................. 400 112,035
FANUC Corp. ................ 700 153,483
GMO Payment Gateway, Inc. ...... 700 88,383
Honda Motor Co. Ltd. ........... 300 9,223
Hoya Corp. .................. 4,659 726,892
Japan Post Bank Co. Ltd. ........ 400 3,431
Kao Corp. ................... 400 23,805
Keyence Corp. ............... 481 287,095
Kirin Holdings Co. Ltd. .......... 600 11,136
Kose Corp. .................. 1,400 167,433
Mitsubishi Electric Corp. ......... 1,500 20,846
Mitsui & Co. Ltd. .............. 100 2,187
Mizuho Financial Group, Inc. ...... 1,200 16,977
NEC Corp. .................. 500 27,095
Nexon Co. Ltd. ............... 200 3,210
Nidec Corp. ................. 100 11,024
Nippon Paint Holdings Co. Ltd. ..... 800 8,712
Nissan Motor Co. Ltd.
(f)
.......... 1,200 5,997
Nomura Holdings, Inc. .......... 5,300 26,128
Olympus Corp. ............... 500 10,944
Ono Pharmaceutical Co. Ltd. ...... 300 6,841
Oracle Corp. Japan ............ 300 26,354
Oriental Land Co. Ltd. .......... 1,100 177,953
Panasonic Corp. .............. 500 6,198
Recruit Holdings Co. Ltd. ........ 4,977 304,223
Seven & i Holdings Co. Ltd. ....... 100 4,552
SoftBank Corp. ............... 400 5,426
SoftBank Group Corp. .......... 100 5,779
Sony Corp. .................. 1,800 199,834
Sumitomo Corp. .............. 300 4,226
Sumitomo Mitsui Trust Holdings, Inc. . 200 6,888
Suzuki Motor Corp. ............ 200 8,936
Toyota Motor Corp. ............ 500 8,909
Z Holdings Corp. .............. 9,200 58,881
2,666,031
Luxembourg — 0.3%
ArcelorMittal SA ............... 2,912 89,144
Arrival Ltd., (Acquired 10/08/20, cost
$252,641)
(b)(f)(g)
............. 35,173 462,525
551,669
Macau — 0.0%
Sands China Ltd.
(f)
............. 2,000 4,093
Mexico — 0.0%
Grupo Bimbo SAB de CV ........ 2,618 7,358
Security
Shares
Shares Value
Netherlands — 1.8%
Adyen NV
(a)(d)(f)
................ 232 $ 648,524
Akzo Nobel NV ............... 4,593 501,853
ASML Holding NV ............. 1,562 1,166,905
Heineken Holding NV ........... 56 4,876
ING Groep NV ................ 85,483 1,242,796
Koninklijke Ahold Delhaize NV ..... 352 11,721
Koninklijke Philips NV ........... 138 6,131
Royal Dutch Shell plc, Class A ..... 497 11,053
Royal Dutch Shell plc, Class B ..... 301 6,669
3,600,528
New Zealand — 0.0%
Xero Ltd.
(f)
.................. 15 1,472
Norway — 0.0%
LINK Mobility Group Holding ASA
(f)
.. 5,552 21,519
Poland — 0.0%
InPost SA
(f)
.................. 4,704 78,055
Polski Koncern Naftowy ORLEN SA . 290 5,975
84,030
Portugal — 0.0%
Jeronimo Martins SGPS SA ....... 2,020 40,269
Saudi Arabia — 0.0%
Dr Sulaiman Al Habib Medical Services
Group Co. ................ 56 2,594
Singapore — 0.1%
DBS Group Holdings Ltd. ........ 2,900 64,260
United Overseas Bank Ltd. ....... 3,300 62,428
126,688
South Africa — 0.1%
Anglo American plc ............ 3,841 134,622
Impala Platinum Holdings Ltd.
(h)
.... 831 9,365
Kumba Iron Ore Ltd. ............ 237 7,787
151,774
South Korea — 0.7%
Amorepacific Corp. ............ 2,285 341,789
Hana Financial Group, Inc. ....... 255 9,912
Kakao Corp. ................. 2,664 262,000
KB Financial Group, Inc. ......... 221 10,278
Kia Corp. ................... 15 1,013
Krafton, Inc.
(f)
................ 65 27,559
LG Chem Ltd. ................ 459 297,694
LG Electronics, Inc. ............ 17 1,807
LG Household & Health Care Ltd. ... 3 3,382
Lotte Chemical Corp. ........... 17 3,422
NCSoft Corp. ................ 58 29,380
POSCO .................... 151 41,579
Samsung Biologics Co. Ltd.
(a)(d)(f)
.... 11 8,072
Samsung Electronics Co. Ltd. ..... 197 12,213
Samsung Fire & Marine Insurance Co.
Ltd. ..................... 29 5,730
Samsung SDI Co. Ltd. .......... 467 278,668
SK Hynix, Inc. ................ 46 3,938
SK Innovation Co. Ltd.
(f)
......... 50 11,008
1,349,444
Spain — 0.4%
Cellnex Telecom SA
(a)(d)
.......... 12,945 799,225
Endesa SA .................. 591 11,919
Iberdrola SA ................. 1,829 18,401
829,545

BlackRock Global Allocation Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Shares
Shares Value
Sweden — 1.0%
Atlas Copco AB, Class A ......... 2,374 $ 143,356
Atlas Copco AB, Class B ......... 67 3,405
Epiroc AB, Class A ............. 4,082 84,863
EQT AB .................... 86 3,571
H & M Hennes & Mauritz AB, Class B
(f)
861 17,428
Hexagon AB, Class B ........... 14,368 222,244
Sandvik AB .................. 25,957 593,022
Svenska Handelsbanken AB, Class A 1,021 11,434
Swedbank AB, Class A .......... 4,230 85,297
Volvo AB, Class A ............. 80 1,808
Volvo AB, Class B ............. 31,882 711,813
1,878,241
Switzerland — 0.6%
ABB Ltd. (Registered) ........... 3,001 100,389
Alcon, Inc. .................. 1,180 94,955
Cie Financiere Richemont SA
(Registered) ............... 1,124 116,539
Holcim Ltd.
(f)
................. 323 15,564
Kuehne + Nagel International AG
(Registered) ............... 45 15,363
Lonza Group AG (Registered) ..... 256 192,028
Nestle SA (Registered) .......... 1,263 152,179
Novartis AG (Registered) ........ 144 11,808
On Holding AG, Class A
(b)(f)
....... 391 11,781
Partners Group Holding AG ....... 5 7,803
Roche Holding AG ............. 13 4,745
SGS SA (Registered) ........... 3 8,732
Sika AG (Registered) ........... 724 228,909
STMicroelectronics NV .......... 1,338 58,419
Straumann Holding AG (Registered) . 98 175,759
Zurich Insurance Group AG ....... 6 2,454
1,197,427
Taiwan — 1.1%
ASE Technology Holding Co. Ltd. ... 1,000 3,869
Cathay Financial Holding Co. Ltd. ... 17,000 35,050
Chunghwa Telecom Co. Ltd. ...... 10,000 39,615
Evergreen Marine Corp. Taiwan Ltd. . 2,000 8,885
Formosa Chemicals & Fibre Corp. .. 9,000 26,925
Formosa Plastics Corp. .......... 8,000 32,344
Fubon Financial Holding Co. Ltd. ... 21,200 57,936
Hon Hai Precision Industry Co. Ltd. .. 9,760 36,430
MediaTek, Inc. ................ 1,000 32,188
Nan Ya Plastics Corp. ........... 11,000 35,958
Nanya Technology Corp. ......... 1,000 2,335
Novatek Microelectronics Corp. .... 1,000 14,529
Sea Ltd., ADR
(b)(f)
.............. 514 163,827
Taiwan Semiconductor Manufacturing
Co. Ltd. .................. 74,000 1,530,475
Uni-President Enterprises Corp. .... 16,000 39,090
United Microelectronics Corp. ..... 3,000 6,800
Yageo Corp.
(f)
................ 3,000 47,021
2,113,277
Tanzania, United Republic Of — 0.0%
AngloGold Ashanti Ltd. .......... 50 801
Thailand — 0.0%
Intouch Holdings PCL, Class F ..... 21,100 50,106
United Arab Emirates — 0.0%
NMC Health plc
(e)(f)
............. 8,338 —
United Kingdom — 2.9%
Alphawave IP Group plc
(f)
........ 20,076 62,757
AstraZeneca plc .............. 8,774 1,057,423
Security
Shares
Shares Value
United Kingdom (continued)
AstraZeneca plc, ADR
(b)
......... 23 $ 1,381
Auto Trader Group plc
(a)(d)
........ 9,466 74,651
Barclays plc ................. 2,093 5,318
Berkeley Group Holdings plc ...... 1,793 104,703
BP plc ..................... 988 4,500
BP plc, ADR
(b)(h)
............... 6,202 169,501
British American Tobacco plc ...... 144 5,033
Coca-Cola Europacific Partners plc
(b)
. 49 2,709
Compass Group plc
(f)
........... 23,703 484,754
Diageo plc .................. 698 33,794
Experian plc ................. 89 3,728
Genius Sports Ltd.
(b)(f)
........... 3,275 61,112
GlaxoSmithKline plc ............ 703 13,268
Legal & General Group plc ....... 4,315 16,212
Linde plc
(b)
.................. 420 123,220
Lloyds Banking Group plc ........ 2,141,002 1,332,606
London Stock Exchange Group plc .. 29 2,906
National Grid plc .............. 510 6,077
NatWest Group plc ............. 1,957 5,900
Reckitt Benckiser Group plc ....... 22 1,728
RELX plc ................... 259 7,456
Spirax-Sarco Engineering plc ...... 540 108,651
THG Holdings Ltd.
(f)
............ 87,333 596,600
Unilever plc .................. 5,581 302,146
Unilever plc .................. 12,843 693,923
Vodafone Group plc ............ 210,490 320,301
5,602,358
United States — 44.7%
10X Future Technologies Holding Ltd.,
(Acquired 05/13/21, cost $183,387)
(e)
(f)(g)
..................... 4,842 169,562
3M Co. ..................... 20 3,508
Abbott Laboratories ............ 11,637 1,374,679
AbbVie, Inc. ................. 10,847 1,170,066
Accenture plc, Class A .......... 59 18,875
Adobe, Inc.
(f)
................. 90 51,815
Advance Auto Parts, Inc. ......... 606 126,587
Advanced Micro Devices, Inc.
(f)
.... 80 8,232
Agilent Technologies, Inc. ........ 195 30,718
Air Products & Chemicals, Inc. ..... 3,022 773,964
Airbnb, Inc., Class A
(f)
........... 743 124,638
Alight Group, Inc., Class A (Acquired
07/02/21, cost $24,850 )
(f)(g)
..... 2,485 28,528
Align Technology, Inc.
(f)
.......... 6 3,993
Alnylam Pharmaceuticals, Inc.
(f)
.... 952 179,747
Alphabet, Inc., Class A
(f)
......... 30 80,205
Alphabet, Inc., Class C
(f)
......... 1,322 3,523,540
Altair Engineering, Inc., Class A
(f)
... 2,397 165,249
AltC Acquisition Corp., Class A
(f)
.... 5,913 58,125
Amazon.com, Inc.
(f)(i)
............ 756 2,483,490
American Electric Power Co., Inc. ... 66 5,358
American Express Co. .......... 20 3,351
American Tower Corp. .......... 5,063 1,343,771
American Water Works Co., Inc. .... 735 124,244
Ameriprise Financial, Inc. ........ 9 2,377
Analog Devices, Inc. ............ 17 2,847
Anthem, Inc. ................. 1,903 709,438
Aon plc, Class A .............. 16 4,572
Apple, Inc.
(i)
................. 24,053 3,403,500
Applied Materials, Inc. .......... 5,826 749,981
Aptiv plc
(f)
................... 3,090 460,317
Aramark .................... 527 17,317
Astra Space, Inc., (Acquired 06/30/21,
cost $58,390)
(f)(g)
............ 5,839 50,741
Atlassian Corp. plc, Class A
(f)
...... 505 197,667

BlackRock Global Allocation Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Shares
Shares Value
United States (continued)
Autodesk, Inc.
(f)
............... 2,478 $ 706,651
AutoZone, Inc.
(f)
............... 5 8,490
Bank of America Corp. .......... 36,450 1,547,303
Bank of New York Mellon Corp. (The) 223 11,560
Bath & Body Works, Inc. ......... 2,561 161,420
Baxter International, Inc. ......... 318 25,577
Becton Dickinson and Co. ........ 60 14,749
Berkshire Grey, Inc., Class A
(f)
..... 2,100 14,763
Berkshire Hathaway, Inc., Class B
(f)
.. 564 153,938
Best Buy Co., Inc. ............. 951 100,530
Biogen, Inc.
(f)
................. 13 3,679
Blackstone Group, Inc. (The), Class A 13 1,512
Blend Labs, Inc., Class A
(f)
........ 7,381 99,496
Booking Holdings, Inc.
(f)
......... 1 2,374
Boston Scientific Corp.
(f)
......... 32,332 1,402,885
Bright Horizons Family Solutions, Inc.
(f)
225 31,370
Bristol-Myers Squibb Co. ......... 13,333 788,914
Broadcom, Inc. ............... 13 6,304
Brookfield Renewable Corp. ...... 84 3,263
Brown-Forman Corp., Class B ..... 109 7,304
Cadence Design Systems, Inc.
(f)
.... 814 123,272
California Resources Corp.
(f)
...... 3,433 140,753
Capital One Financial Corp. ....... 8,316 1,346,943
Capri Holdings Ltd.
(f)
............ 3,013 145,859
Carrier Global Corp. ............ 2,702 139,856
Centene Corp.
(f)
............... 41 2,555
Cerner Corp. ................. 421 29,689
Charles Schwab Corp. (The) ...... 16,561 1,206,303
Charter Communications, Inc., Class
A
(f)
...................... 1,167 849,063
Cigna Corp. ................. 202 40,432
Cintas Corp. ................. 5 1,903
Citigroup, Inc. ................ 52 3,649
CME Group, Inc. .............. 703 135,946
Cognizant Technology Solutions Corp.,
Class A .................. 104 7,718
Colgate-Palmolive Co. .......... 40 3,023
Comcast Corp., Class A
(i)
........ 25,173 1,407,926
ConocoPhillips ............... 21,734 1,472,913
Consolidated Edison, Inc. ........ 31 2,250
Constellation Brands, Inc., Class A .. 273 57,518
Corteva, Inc. ................. 375 15,780
Costco Wholesale Corp. ......... 2,586 1,162,019
Crowdstrike Holdings, Inc., Class A
(f)
. 1,618 397,672
Crown Castle International Corp. ... 211 36,571
Crown PropTech Acquisitions
(e)(f)
.... 1,464 835
Crown PropTech Acquisitions
(f)
..... 3,804 37,355
CSX Corp. .................. 81 2,409
Danaher Corp. ............... 161 49,015
Danimer Scientific, Inc.
(f)
......... 1,088 17,778
Datadog, Inc., Class A
(f)
......... 582 82,266
Davidson Kempner Mercant Co- Invest
Fund LP, (Acquired 04/01/21, cost
$203,100)
(e)(f)(g)(j)
............. 203,100 221,245
Deere & Co. ................. 345 115,599
Dell Technologies, Inc., Class C
(f)
... 5,501 572,324
Delta Air Lines, Inc.
(f)
........... 2,444 104,139
Devon Energy Corp. ............ 2,417 85,828
DexCom, Inc.
(f)
............... 369 201,791
Diamondback Energy, Inc. ........ 238 22,531
Diversey Holdings Ltd.
(f)(h)
........ 21,647 347,218
DocuSign, Inc.
(f)
............... 45 11,584
Dollar Tree, Inc.
(f)
.............. 72 6,892
Doma Holding, Inc., (Acquired
07/28/21, cost $109,300)
(f)(g)
.... 10,930 80,882
Security
Shares
Shares Value
United States (continued)
Dominion Energy, Inc. ........... 21 $ 1,533
Dow, Inc. ................... 206 11,857
DR Horton, Inc. ............... 9,222 774,371
Duke Energy Corp. ............ 38 3,708
Dynatrace, Inc.
(f)
.............. 2,103 149,250
Eaton Corp. plc ............... 227 33,893
Edwards Lifesciences Corp.
(f)
...... 4,773 540,351
Electronic Arts, Inc. ............ 46 6,544
Eli Lilly & Co. ................ 24 5,545
Emerson Electric Co. ........... 410 38,622
Energy Transfer LP ............ 7,553 72,358
EPAM Systems, Inc.
(f)
........... 113 64,464
Epic Games, Inc., (Acquired 07/02/20,
cost $189,750)
(e)(f)(g)
.......... 330 311,876
EQT Corp.
(f)(h)
................ 39,660 811,444
Equity Residential ............. 119 9,629
Estee Lauder Cos., Inc. (The), Class A 233 69,884
Eversource Energy ............ 51 4,170
Expedia Group, Inc.
(f)
........... 684 112,108
Exxon Mobil Corp. ............. 391 22,999
Facebook, Inc., Class A
(f)
......... 2,459 834,560
Fair Isaac Corp.
(f)
.............. 223 88,738
FedEx Corp. ................. 563 123,460
Ferguson plc ................. 933 129,521
Fidelity National Information Services,
Inc. ..................... 121 14,723
Fiserv, Inc.
(f)
................. 65 7,053
Ford Motor Co.
(f)
.............. 12,882 182,409
Fortinet, Inc.
(f)
................ 830 242,393
Fortive Corp. ................. 15,997 1,128,908
Fortune Brands Home & Security, Inc. 1,091 97,557
Freeport-McMoRan, Inc.
(i)
........ 30,286 985,204
Frontier Communications Parent, Inc.
(f)
3,648 101,670
Generac Holdings, Inc.
(f)
......... 182 74,378
Gilead Sciences, Inc. ........... 31 2,165
Global Payments, Inc. .......... 3,201 504,414
Globant SA
(f)
................. 4 1,124
Goldman Sachs Group, Inc. (The) .. 15 5,670
Green Plains, Inc.
(f)
............ 1,170 38,201
HCA Healthcare, Inc. ........... 41 9,952
Healthcare Merger Corp., (Acquired
10/30/20, cost $69,510)
(f)(g)
..... 6,951 15,709
Highland Transcend Partners I Corp.
(f)
6,118 63,933
Hilton Worldwide Holdings, Inc.
(f)
... 1,972 260,521
Home Depot, Inc. (The) ......... 3,255 1,068,486
Honeywell International, Inc. ...... 15 3,184
Hormel Foods Corp.
(h)
........... 188 7,708
HP, Inc. .................... 539 14,747
Humana, Inc. ................ 22 8,561
IDEXX Laboratories, Inc.
(f)
........ 44 27,364
iHeartMedia, Inc., Class A
(f)
....... 60 1,501
IHS Markit Ltd. ............... 118 13,761
Illinois Tool Works, Inc. .......... 75 15,497
Illumina, Inc.
(f)
................ 82 33,260
Insulet Corp.
(f)
................ 118 33,539
Intel Corp. .................. 349 18,595
Intercontinental Exchange, Inc. .... 28 3,215
International Flavors & Fragrances, Inc. 3,606 482,194
International Paper Co. .......... 290 16,217
Intuit, Inc. ................... 25 13,488
Intuitive Surgical, Inc.
(f)
.......... 567 563,683
IQVIA Holdings, Inc.
(f)
........... 149 35,691
Israel Amplify Program Corp.
(e)
..... 2,690 699
Jawbone Health Hub, Inc., (Acquired
01/24/17, cost $0)
(e)(f)(g)
........ 6,968 —

BlackRock Global Allocation Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Shares
Shares Value
United States (continued)
Joby Aviation, Inc., Class A (Acquired
08/06/21, cost $37,460)
(f)(g)
..... 3,746 $ 37,685
Johnson & Johnson ............ 11,757 1,898,756
Johnson Controls International plc .. 1,722 117,234
JPMorgan Chase & Co.
(i)
......... 1,416 231,785
JumpCloud, Inc., Series F, (Acquired
09/03/21, cost $20,218)
(e)(f)(g)
.... 3,376 20,222
Keurig Dr Pepper, Inc. .......... 66 2,255
Khosla Ventures Acquisition Co.
(f)
... 5,294 52,252
KLA Corp. ................... 9 3,011
Kroger Co. (The) .............. 542 21,913
Lam Research Corp. ........... 44 25,043
Las Vegas Sands Corp.
(f)
......... 2,811 102,883
Latch, Inc., (Acquired 06/04/21, cost
$51,030)
(f)(g)
............... 5,103 57,511
Liberty Broadband Corp.
(f)
........ 34 5,724
Liberty Broadband Corp., Class C
(f)
.. 51 8,808
Liberty Media Acquisition Corp.
(f)
.... 12,038 124,353
Liberty Media Corp.-Liberty SiriusXM,
Class A
(f)
................. 7,008 330,567
Liberty Media Corp.-Liberty SiriusXM,
Class C
(f)
................. 9,504 451,155
Lions Gate Entertainment Corp., Class
A
(f)
...................... 774 10,983
Live Nation Entertainment, Inc.
(f)
.... 1,272 115,917
Lockheed Martin Corp. .......... 20 6,902
Lookout, Inc., (Acquired 03/04/15, cost
$16,643)
(e)(f)(g)
.............. 1,457 15,998
Lowe's Cos., Inc. .............. 3,971 805,557
Lululemon Athletica, Inc.
(f)
........ 35 14,165
LyondellBasell Industries NV, Class A 66 6,194
ManpowerGroup, Inc. ........... 564 61,070
Marqeta, Inc., Class A
(f)
.......... 3,030 67,024
Marsh & McLennan Cos., Inc. ..... 6,945 1,051,681
Masco Corp. ................. 14,117 784,199
Masimo Corp.
(f)
............... 532 144,018
Mastercard, Inc., Class A ......... 3,854 1,339,959
Matterport, Inc., Class A (Acquired
07/20/21, cost $37,260)
(f)(g)
..... 3,726 70,459
McDonald's Corp. ............. 4,140 998,195
Medallia, Inc.
(f)
................ 7,588 257,006
Medtronic plc ................ 262 32,842
Merck & Co., Inc. .............. 148 11,116
Micron Technology, Inc.
(f)
......... 10,798 766,442
Microsoft Corp.
(i)
.............. 15,854 4,469,560
Moderna, Inc.
(f)
............... 540 207,824
MoneyLion, Inc., (Acquired 09/22/21,
cost $65,740)
(f)(g)
............ 6,574 38,773
MongoDB, Inc.
(f)
............... 339 159,842
Monster Beverage Corp.
(f)
........ 512 45,481
Moody's Corp. ................ 9 3,196
Morgan Stanley ............... 9,879 961,325
Netflix, Inc.
(f)
................. 21 12,817
New Relic, Inc.
(f)
.............. 1,117 80,167
Newmont Corp. ............... 43 2,335
NextEra Energy, Inc. ........... 18,704 1,468,638
NIKE, Inc., Class B ............ 898 130,417
Northern Genesis Acquisition Corp. II
(f)
2,889 28,688
Northern Trust Corp. ............ 276 29,756
NVIDIA Corp. ................ 4,096 848,527
Offerpad Solution, Inc., (Acquired
09/01/21, cost $57,260)
(f)(g)
..... 5,726 43,897
Okta, Inc., Class A
(f)
............ 649 154,034
Opendoor Technologies, Inc.
(f)
..... 5,720 117,432
Oracle Corp. ................. 54 4,705
Security
Shares
Shares Value
United States (continued)
O'Reilly Automotive, Inc.
(f)
........ 149 $ 91,048
Organon & Co. ............... 51 1,672
Otis Worldwide Corp. ........... 347 28,551
Ovintiv, Inc. .................. 665 21,865
Palo Alto Networks, Inc.
(f)
........ 515 246,685
Parker-Hannifin Corp. ........... 2,101 587,482
PayPal Holdings, Inc.
(f)
.......... 3,214 836,315
Peloton Interactive, Inc., Class A
(f)
... 4,869 423,846
Penn National Gaming, Inc.
(f)
...... 1,591 115,284
PepsiCo, Inc. ................ 809 121,682
Pfizer, Inc. .................. 136 5,849
Philip Morris International, Inc. ..... 48 4,550
Pinterest, Inc., Class A
(f)
......... 246 12,534
Playstudios, Inc., (Acquired 06/17/21,
cost $81,210)
(f)(g)
............ 8,121 37,032
Playtika Holding Corp.
(f)
......... 21,271 587,718
PPG Industries, Inc. ............ 4,691 670,860
Procter & Gamble Co. (The) ...... 16 2,237
Progressive Corp. (The) ......... 39 3,525
Prologis, Inc. ................. 197 24,710
Public Storage ................ 16 4,754
PubMatic, Inc., Class A
(f)(h)
........ 1,357 35,757
PVH Corp.
(f)
................. 1,265 130,029
QIAGEN NV
(f)
................ 2,774 143,360
QUALCOMM, Inc. ............. 1,127 145,360
Quest Diagnostics, Inc. .......... 1,022 148,507
Regeneron Pharmaceuticals, Inc.
(f)
.. 346 209,392
ResMed, Inc. ................ 553 145,743
RingCentral, Inc., Class A
(f)
....... 239 51,983
Robert Half International, Inc. ...... 749 75,147
Rocket Lab USA, Inc., (Acquired
08/25/21, cost $43,310)
(f)(g)
..... 4,331 61,430
Rockwell Automation, Inc. ........ 83 24,405
Roku, Inc.
(f)
.................. 4 1,253
Ross Stores, Inc. .............. 26 2,830
Rotor Acquisition Corp.
(e)(f)
........ 740 5,728
S&P Global, Inc. .............. 6 2,549
salesforce.com, Inc.
(f)
........... 5,352 1,451,569
Sarcos Technology and Robostics,
(Acquired 09/24/21, cost $275,750)
(f)
(g)
...................... 27,575 195,458
Sarcos Technology and Robotics
Corp.
(f)
................... 1,371 10,598
SBA Communications Corp. ...... 77 25,454
Schlumberger Ltd. ............. 125 3,705
Schneider Electric SE ........... 194 32,311
Seagen, Inc.
(f)(h)
............... 1,166 197,987
Sema4 Holding Corp., (Acquired
07/17/20, cost $82,846)
(f)(g)
..... 16,717 122,970
Sema4 Holding Corp., (Acquired
07/22/21, cost $72,360)
(f)(g)
..... 7,236 54,921
Sempra Energy ............... 8,526 1,078,539
Sensata Technologies Holding plc
(f)
.. 598 32,723
ServiceNow, Inc.
(f)
............. 1,576 980,698
Sherwin-Williams Co. (The) ....... 13 3,636
SmartRent, Inc., Class A
(f)
........ 7,500 97,650
Snap, Inc., Class A
(f)
............ 16 1,182
Snorkel AI, Inc., Series B (Acquired
06/30/21, cost $7,945)
(e)(f)(g)
..... 529 8,263
Sonos, Inc.
(f)
................. 5,531 178,983
Southern Co. (The) ............ 69 4,276
Southwest Airlines Co.
(f)
......... 98 5,040
Spire Global, Inc., (Acquired 08/16/21,
cost $13,710)
(g)
............. 1,371 17,179
Splunk, Inc.
(f)
................. 762 110,269

BlackRock Global Allocation Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Shares
Shares Value
United States (continued)
Stanley Black & Decker, Inc. ...... 105 $ 18,408
Starbucks Corp. ............... 111 12,244
Starwood Property Trust, Inc. ...... 3,820 93,246
State Street Corp. ............. 72 6,100
Stellantis NV ................. 389 7,403
Stryker Corp. ................ 372 98,104
Sun Country Airlines Holdings, Inc.
(f)
. 7,468 250,477
Synopsys, Inc.
(f)
............... 15 4,491
Sysco Corp. ................. 84 6,594
TE Connectivity Ltd. ............ 4,525 620,921
Tesla, Inc.
(f)
.................. 58 44,978
Thermo Fisher Scientific, Inc.
(i)
..... 2,235 1,276,923
TJX Cos., Inc. (The) ............ 13,357 881,295
T-Mobile US, Inc.
(f)
............. 75 9,582
Toast, Inc., Class A
(f)(h)
........... 1,301 64,985
Toll Brothers, Inc. .............. 1,982 109,585
TPB Acquisition Corp. I
(f)
......... 2,154 21,419
Trane Technologies plc .......... 631 108,942
TransDigm Group, Inc.
(f)
......... 322 201,112
Twilio, Inc., Class A
(f)
........... 606 193,344
Twitter, Inc.
(f)
................. 51 3,080
Uber Technologies, Inc.
(f)
......... 600 26,880
Ulta Beauty, Inc.
(f)
.............. 186 67,131
Union Pacific Corp. ............ 23 4,508
United Parcel Service, Inc., Class B . 7,116 1,295,824
United Rentals, Inc.
(f)
........... 316 110,894
United States Steel Corp. ........ 2,739 60,176
UnitedHealth Group, Inc. ......... 4,920 1,922,441
US Bancorp ................. 1,803 107,170
Vail Resorts, Inc.
(f)
............. 52 17,371
Valero Energy Corp. ............ 9,820 692,997
VeriSign, Inc.
(f)
................ 799 163,803
Verisk Analytics, Inc. ............ 683 136,784
Verizon Communications, Inc. ..... 935 50,499
Vertex Pharmaceuticals, Inc.
(f)
..... 75 13,604
Vertiv Holdings Co., Class A (Acquired
03/01/21, cost $61,258)
(g)
...... 34,706 836,068
VF Corp. ................... 537 35,974
Victoria's Secret & Co.
(f)
......... 1,367 75,540
Visa, Inc., Class A ............. 47 10,469
VMware, Inc., Class A
(f)(h)
......... 5,625 836,438
Volta, Inc., Class A (Acquired 08/26/21,
cost $66,020)
(f)(g)
............ 6,602 57,107
Vulcan Materials Co. ........... 5,128 867,452
Walmart, Inc. ................. 3,630 505,949
Walt Disney Co. (The)
(f)
.......... 8,452 1,429,825
Waste Connections, Inc. ......... 24 3,022
Wells Fargo & Co. ............. 2,359 109,481
Welltower, Inc. ................ 47 3,873
Western Digital Corp.
(f)
.......... 2,669 150,638
Weyerhaeuser Co. ............. 3,139 111,654
Williams-Sonoma, Inc. .......... 2,100 372,393
Willis Towers Watson plc ......... 109 25,338
WillScot Mobile Mini Holdings Corp.
(f)
544 17,256
Workday, Inc., Class A
(f)
......... 472 117,948
Wynn Resorts Ltd.
(f)
............ 1,539 130,430
Xcel Energy, Inc. .............. 92 5,750
Xilinx, Inc. ................... 1,047 158,087
Yum! Brands, Inc. ............. 165 20,181
Zimmer Biomet Holdings, Inc. ..... 520 76,107
Zoetis, Inc. .................. 693 134,539
Zoom Video Communications, Inc.,
Class A
(f)
................. 76 19,874
Security
Shares
Shares Value
United States (continued)
Zscaler, Inc.
(f)
................ 889 $ 233,114
87,081,850
Total Common Stocks — 67.8%
(Cost: $104,695,848) ............................. 132,190,474
Par (000)
Pa r (000)
Corporate Bonds — 6.8%
Australia — 0.4%
Quintis Australia Pty. Ltd.
(a)(b)(e)(k)
:
7.50%, (7.50% Cash or 8.00% PIK),
10/01/26 ............... USD 428 410,438
0.00%, (0.00% Cash or 12.00%
PIK), 10/01/28 ........... 414 414,143
824,581
Canada — 0.1%
(a)(b)
Bombardier, Inc., 7.13%
,
06/15/26 .. 17 17,850
Brookfield Residential Properties, Inc.:
6.25%, 09/15/27 ............ 3 3,154
5.00%, 06/15/29 ............ 15 15,338
Mattamy Group Corp., 4.63%
,
03/01/30 34 34,743
71,085
China — 1.1%
(b)
Agile Group Holdings Ltd., 5.50%
,
04/21/25
(d)
................ 200 187,000
China Aoyuan Group Ltd., 7.95%
,
06/21/24
(d)
................ 200 172,000
China Milk Products Group Ltd., 0.00%
,
01/05/12
(f)(l)(m)(n)
............. 300 300
CNAC HK Finbridge Co. Ltd., 4.13%
,
07/19/27
(d)
................ 200 218,166
Country Garden Holdings Co. Ltd.,
5.13%
,
01/14/27
(d)
........... 200 202,287
Fortune Star BVI Ltd., 5.05%
,
01/27/27
(d)
................ 200 195,500
Kaisa Group Holdings Ltd., 9.75%
,
09/28/23 ................. 200 157,500
Longfor Group Holdings Ltd., 3.95%
,
09/16/29
(d)
................ 200 207,066
RKPF Overseas 2019 A Ltd., 5.90%
,
03/05/25
(d)
................ 200 193,750
Sunac China Holdings Ltd., 6.65%
,
08/03/24
(d)
................ 200 160,000
Times China Holdings Ltd., 6.75%
,
07/08/25
(d)
................ 200 183,000
Yuzhou Group Holdings Co. Ltd.,
8.50%
,
02/26/24
(d)
........... 200 157,000
2,033,569
Germany — 0.3%
(a)
Adler Pelzer Holding GmbH, 4.13%
,
04/01/24 ................. EUR 139 150,466
APCOA Parking Holdings GmbH,
(EURIBOR 3 Month + 5.00%),
5.00%
,
01/15/27
(c)
........... 102 119,333
Douglas GmbH, 6.00%
,
04/08/26 ... 127 149,347
Kirk Beauty SUN GmbH, 8.25%
,
(8.25% Cash or 0.00% PIK),
10/01/26
(c)(k)
............... 100 112,418
531,564

BlackRock Global Allocation Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Par (000)
Par (000) Value
Greece — 0.1%
Ellaktor Value plc, 6.38%
,
12/15/24
(a)
. EUR 135 $ 153,375
Hong Kong — 0.1%
Nan Fung Treasury III Ltd., 5.00%
(b)(d)(o)
USD 200 200,788
India — 0.2%
(b)
REI Agro Ltd.
(f)(l)(m)
:
5.50%, 11/13/14
(a)
........... 220 2,115
5.50%, 11/13/14
(d)(e)
.......... 152 —
TML Holdings Pte. Ltd., 4.35%
,
06/09/26 ................. 200 201,250
UPL Corp. Ltd., 4.50%
,
03/08/28
(d)
.. 200 212,788
416,153
Italy — 0.2%
Forno d'Asolo SpA, (EURIBOR 3 Month
+ 5.50%), 5.50%
,
04/30/27
(a)(c)
... EUR 178 199,836
KME SE, 6.75%
,
02/01/23
(d)
....... 100 109,519
Marcolin SpA, 6.13%
,
11/15/26
(a)
... 100 118,775
428,130
Luxembourg — 0.4%
(a)
Garfunkelux Holdco 3 SA, 7.75%
,
11/01/25 .................. GBP 100 140,747
Herens Midco SARL, 5.25%
,
05/15/29 EUR 100 112,360
Intelsat Jackson Holdings SA, 8.00%
,
02/15/24
(b)(p)
............... USD 179 183,699
Picard Bondco SA, 5.38%
,
07/01/27 . EUR 100 116,488
Sani/Ikos Financial Holdings 1 Sarl,
5.63%
,
12/15/26 ............ 100 118,151
671,445
Macau — 0.1%
Champion Path Holdings Ltd., 4.85%
,
01/27/28
(b)
................ USD 200 202,413
Malaysia — 0.1%
Gohl Capital Ltd., 4.25%
,
01/24/27
(b)
. 200 209,975
South Korea — 0.1%
Kookmin Bank, (US Treasury Yield
Curve Rate T Note Constant
Maturity 5 Year + 2.64%), 4.35%
(b)(c)
(d)(o)
..................... 200 211,162
Thailand — 0.2%
(b)(d)
GC Treasury Center Co. Ltd., 2.98%
,
03/18/31 ................. 200 202,225
Kasikornbank PCL, (US Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.94%), 5.28%
(c)(o)
200 209,288
411,513
Turkey — 0.0%
Bio City Development Co. BV, 8.00%
,
07/06/21
(a)(b)(e)(f)(l)(m)
........... 800 64,000
United Arab Emirates — 0.0%
Shelf Drilling Holdings Ltd., 8.88%
,
11/15/24
(a)(b)
............... 4 4,110
United Kingdom — 0.3%
Deuce Finco plc, 5.50%
,
06/15/27
(a)
. GBP 100 136,265
Inspired Entertainment Financing plc,
7.88%
,
06/01/26
(a)
........... 100 138,108
Modulaire Global Finance plc, 6.50%
,
02/15/23 ................. EUR 273 321,368
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Vodafone Group plc, (US Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.77%), 4.12%
,
06/04/81
(b)(c)
............... USD 29 $ 29,364
625,105
United States — 3.1%
Acadia Healthcare Co., Inc.
(a)
:
5.50%, 07/01/28 ............ 6 6,307
5.00%, 04/15/29 ............ 6 6,248
Affinity Gaming, 6.88%
,
12/15/27
(a)
.. 22 23,138
Air Lease Corp., 3.13%
,
12/01/30 ... 39 39,954
Albertsons Cos., Inc., 3.50%
,
03/15/29
(a)
................ 91 90,816
Allegiant Travel Co., 8.50%
,
02/05/24
(a)
154 164,780
AMC Networks, Inc.:
5.00%, 04/01/24 ............ 2 2,022
4.75%, 08/01/25 ............ 3 3,075
American Express Co., (US Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.85%), 3.55%
(c)(o)
29 29,547
AMN Healthcare, Inc., 4.00%
,
04/15/29
(a)
................ 7 7,210
Aramark Services, Inc., 5.00%
,
02/01/28
(a)
................ 4 4,110
Ashton Woods USA LLC, 4.63%
,
08/01/29
(a)
................ 12 12,117
Avantor Funding, Inc., 4.63%
,
07/15/28
(a)
................ 17 17,892
Avaya, Inc., 6.13%
,
09/15/28
(a)
..... 20 21,029
Aviation Capital Group LLC, 1.95%
,
09/20/26
(a)
................ 33 32,650
Bank of America Corp., (SOFR +
1.32%), 2.69%
,
04/22/32
(c)
..... 37 37,676
Bausch Health Cos., Inc., 4.88%
,
06/01/28
(a)
................ 26 26,943
Blue Racer Midstream LLC, 7.63%
,
12/15/25
(a)
................ 9 9,731
Bristow Group, Inc., 6.88%
,
03/01/28
(a)
35 36,418
Broadcom, Inc., 1.95%
,
02/15/28
(a)
.. 10 9,874
Buckeye Partners LP:
4.35%, 10/15/24 ............ 9 9,450
4.13%, 03/01/25
(a)
........... 47 48,704
Caesars Entertainment, Inc.
(a)
:
6.25%, 07/01/25 ............ 103 108,434
8.13%, 07/01/27 ............ 65 73,075
4.63%, 10/15/29 ............ 16 16,200
Caesars Resort Collection LLC, 5.75%
,
07/01/25
(a)
................ 21 22,139
Capital One Financial Corp., Series
M, (US Treasury Yield Curve Rate
T Note Constant Maturity 5 Year +
3.16%), 3.95%
(c)(o)
........... 28 28,840
Carrier Global Corp., 3.58%
,
04/05/50 35 37,186
Carrols Restaurant Group, Inc., 5.88%
,
07/01/29
(a)
................ 10 9,413
Cedar Fair LP:
5.38%, 04/15/27 ............ 2 2,055
5.25%, 07/15/29 ............ 2 2,050
Centene Corp.:
4.25%, 12/15/27 ............ 11 11,513
2.45%, 07/15/28 ............ 66 66,330
2.63%, 08/01/31 ............ 46 45,689

BlackRock Global Allocation Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Par (000)
Par (000) Value
United States (continued)
Charter Communications Operating
LLC:
2.80%, 04/01/31 ............ USD 56 $ 56,127
3.90%, 06/01/52 ............ 42 41,835
Cheniere Energy Partners LP:
5.63%, 10/01/26 ............ 5 5,137
3.25%, 01/31/32
(a)
........... 5 5,017
Cheniere Energy, Inc., 4.63%
,
10/15/28 17 17,914
Chesapeake Energy Corp.
(a)
:
5.50%, 02/01/26 ............ 39 40,755
5.88%, 02/01/29 ............ 8 8,548
Churchill Downs, Inc., 5.50%
,
04/01/27
(a)
................ 3 3,112
Citigroup, Inc.
(c)
:
(SOFR + 3.91%), 4.41%, 03/31/31 49 56,578
(SOFR + 1.17%), 2.56%, 05/01/32 27 27,266
Clean Harbors, Inc., 4.88%
,
07/15/27
(a)
2 2,075
CommScope Technologies LLC, 6.00%
,
06/15/25
(a)
................ 10 10,125
CrownRock LP, 5.63%
,
10/15/25
(a)
.. 4 4,094
CSC Holdings LLC, 4.63%
,
12/01/30
(a)
200 189,595
Darling Ingredients, Inc., 5.25%
,
04/15/27
(a)
................ 2 2,081
DaVita, Inc.
(a)
:
4.63%, 06/01/30 ............ 65 66,859
3.75%, 02/15/31 ............ 117 113,929
DIRECTV Holdings LLC, 5.88%
,
08/15/27
(a)
................ 5 5,219
Emergent BioSolutions, Inc., 3.88%
,
08/15/28
(a)
................ 4 3,890
Endeavor Energy Resources LP
(a)
:
5.50%, 01/30/26 ............ 2 2,085
5.75%, 01/30/28 ............ 4 4,210
Equinix, Inc., 2.50%
,
05/15/31 ..... 17 17,116
Forestar Group, Inc.
(a)
:
3.85%, 05/15/26 ............ 15 14,981
5.00%, 03/01/28 ............ 97 100,153
Fresh Market, Inc. (The), 9.75%
,
05/01/23
(a)
................ 26 26,780
Frontier Communications Corp., 6.75%
,
05/01/29
(a)
................ 18 18,967
Frontier Communications Holdings
LLC, 5.88%
,
11/01/29 ......... 7 7,435
Frontier North, Inc., Series G, 6.73%
,
02/15/28 ................. 45 48,263
Full House Resorts, Inc., 8.25%
,
02/15/28
(a)
................ 7 7,525
GCI LLC, 4.75%
,
10/15/28
(a)
...... 12 12,598
General Motors Financial Co., Inc.,
2.70%
,
08/20/27 ............ 69 71,686
Genesis Energy LP, 8.00%
,
01/15/27 10 10,125
Goldman Sachs Group, Inc. (The),
(SOFR + 1.28%), 2.62%
,
04/22/32
(c)
78 78,943
Great Western Petroleum LLC, 12.00%
,
09/01/25
(a)
................ 9 9,138
HCA, Inc.:
5.38%, 02/01/25 ............ 37 41,347
5.88%, 02/01/29 ............ 4 4,807
3.50%, 09/01/30 ............ 33 34,960
Hilton Domestic Operating Co., Inc.,
3.63%
,
02/15/32
(a)
........... 113 111,305
Hilton Worldwide Finance LLC, 4.88%
,
04/01/27 ................. 3 3,101
Hologic, Inc., 3.25%
,
02/15/29
(a)
.... 69 69,033
Security
Par (000)
Par (000) Value
United States (continued)
Homes by West Bay LLC, 9.50%
,
04/30/27
(e)
................ USD 146 $ 143,270
Howard Hughes Corp. (The)
(a)
:
5.38%, 08/01/28 ............ 52 54,795
4.13%, 02/01/29 ............ 29 29,036
4.38%, 02/01/31 ............ 32 32,189
iHeartCommunications, Inc.:
6.38%, 05/01/26 ............ 3 3,406
5.25%, 08/15/27
(a)
........... 3 3,117
Iron Mountain, Inc.
(a)
:
5.25%, 07/15/30 ............ 44 46,694
4.50%, 02/15/31 ............ 83 84,187
Jaguar Holding Co. II, 5.00%
,
06/15/28
(a)
................ 6 6,458
JBS USA LUX SA
(a)
:
6.75%, 02/15/28 ............ 4 4,327
6.50%, 04/15/29 ............ 6 6,705
Joseph T Ryerson & Son, Inc., 8.50%
,
08/01/28
(a)
................ 6 6,652
Lamb Weston Holdings, Inc., 4.88%
,
11/01/26
(a)
................ 4 4,098
Legends Hospitality Holding Co. LLC,
5.00%
,
02/01/26
(a)
........... 4 4,100
Level 3 Financing, Inc.
(a)
:
4.25%, 07/01/28 ............ 144 145,113
3.63%, 01/15/29 ............ 72 69,750
Lightning eMotors, Inc., 7.50%
,
05/15/24
(a)(l)
................ 27 23,190
Lions Gate Capital Holdings LLC,
5.50%
,
04/15/29
(a)
........... 7 7,236
LogMeIn, Inc., 5.50%
,
09/01/27
(a)
... 10 10,175
Lumen Technologies, Inc.
(a)
:
5.13%, 12/15/26 ............ 55 57,063
5.38%, 06/15/29 ............ 48 48,977
Marriott Ownership Resorts, Inc.,
6.13%
,
09/15/25
(a)
........... 54 57,037
Masonite International Corp., 5.38%
,
02/01/28
(a)
................ 3 3,159
MGM Growth Properties Operating
Partnership LP:
5.63%, 05/01/24 ............ 5 5,437
3.88%, 02/15/29
(a)
........... 28 29,820
Midwest Gaming Borrower LLC, 4.88%
,
05/01/29
(a)
................ 34 34,638
Molina Healthcare, Inc., 3.88%
,
11/15/30
(a)
................ 10 10,450
Mozart Debt Merger Sub, Inc., 3.88%
,
04/01/29
(a)
................ 92 92,000
MPT Operating Partnership LP, 5.00%
,
10/15/27 ................. 6 6,322
Nationstar Mortgage Holdings, Inc.
(a)
:
5.50%, 08/15/28 ............ 17 17,510
5.13%, 12/15/30 ............ 10 10,022
New Home Co., Inc. (The), 7.25%
,
10/15/25
(a)
................ 21 22,098
Nexstar Broadcasting, Inc., 4.75%
,
11/01/28
(a)
................ 26 26,971
NRG Energy, Inc.:
5.75%, 01/15/28 ............ 4 4,255
5.25%, 06/15/29
(a)
........... 3 3,191
NuStar Logistics LP, 5.75%
,
10/01/25 67 72,193
ONEOK Partners LP, 4.90%
,
03/15/25 79 87,605
Oracle Corp., 3.95%
,
03/25/51 ..... 37 39,021

BlackRock Global Allocation Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Par (000)
Par (000) Value
United States (continued)
Outfront Media Capital LLC, 5.00%
,
08/15/27
(a)
................ USD 3 $ 3,077
Pacific Gas & Electric Co.:
2.10%, 08/01/27 ............ 35 34,157
4.50%, 07/01/40 ............ 23 22,966
Park Intermediate Holdings LLC
(a)
:
5.88%, 10/01/28 ............ 7 7,402
4.88%, 05/15/29 ............ 50 51,461
Parsley Energy LLC, 5.63%
,
10/15/27
(a)
3 3,205
Party City Holdings, Inc., 8.75%
,
02/15/26
(a)
................ 15 15,694
Peninsula Pacific Entertainment LLC,
8.50%
,
11/15/27
(a)
........... 20 21,475
PG&E Corp.:
5.00%, 07/01/28 ............ 72 73,350
5.25%, 07/01/30 ............ 9 9,214
Pilgrim's Pride Corp., 5.88%
,
09/30/27
(a)
................ 4 4,253
Pitney Bowes, Inc.
(a)
:
6.88%, 03/15/27 ............ 38 39,995
7.25%, 03/15/29 ............ 40 42,050
Playtika Holding Corp., 4.25%
,
03/15/29
(a)
................ 17 17,054
Quicken Loans LLC
(a)
:
3.63%, 03/01/29 ............ 88 88,990
3.88%, 03/01/31 ............ 67 67,586
Quicken Loans, Inc., 5.25%
,
01/15/28
(a)
4 4,310
Radiate Holdco LLC, 4.50%
,
09/15/26
(a)
19 19,618
Rattler Midstream LP, 5.63%
,
07/15/25
(a)
................ 15 15,619
Renewable Energy Group, Inc., 5.88%
,
06/01/28
(a)
................ 8 8,270
Rite Aid Corp., 7.50%
,
07/01/25
(a)
... 6 5,999
Sabre GLBL, Inc., 9.25%
,
04/15/25
(a)
. 10 11,558
Select Medical Corp., 6.25%
,
08/15/26
(a)
................ 147 154,585
Service Properties Trust:
5.00%, 08/15/22 ............ 95 95,594
4.50%, 06/15/23 ............ 70 71,401
7.50%, 09/15/25 ............ 8 8,982
Sirius XM Radio, Inc.
(a)
:
5.00%, 08/01/27 ............ 7 7,315
5.50%, 07/01/29 ............ 5 5,406
4.13%, 07/01/30 ............ 52 52,241
Six Flags Entertainment Corp., 4.88%
,
07/31/24
(a)
................ 4 4,037
SM Energy Co., 10.00%
,
01/15/25
(a)
. 44 49,077
SRS Distribution, Inc., 4.63%
,
07/01/28
(a)
................ 9 9,182
Standard Industries, Inc., 5.00%
,
02/15/27
(a)
................ 2 2,062
Summit Materials LLC, 5.25%
,
01/15/29
(a)
................ 4 4,200
Sunoco LP:
6.00%, 04/15/27 ............ 3 3,124
4.50%, 05/15/29 ............ 10 10,142
Talen Energy Supply LLC, 7.63%
,
06/01/28
(a)
................ 63 59,062
Tap Rock Resources LLC, 7.00%
,
10/01/26
(a)
................ 77 78,829
Targa Resources Partners LP:
5.88%, 04/15/26 ............ 4 4,178
5.38%, 02/01/27 ............ 2 2,072
6.50%, 07/15/27 ............ 4 4,313
Security
Par (000)
Par (000) Value
United States (continued)
6.88%, 01/15/29 ............ USD 4 $ 4,482
4.00%, 01/15/32
(a)
........... 84 86,810
TEGNA, Inc., 4.75%
,
03/15/26
(a)
.... 16 16,690
Teleflex, Inc., 4.63%
,
11/15/27 ..... 2 2,085
Tenet Healthcare Corp.
(a)
:
4.63%, 09/01/24 ............ 3 3,067
4.88%, 01/01/26 ............ 9 9,314
6.25%, 02/01/27 ............ 7 7,263
4.63%, 06/15/28 ............ 6 6,217
4.25%, 06/01/29 ............ 129 130,935
TransDigm, Inc., 6.25%
,
03/15/26
(a)
.. 275 286,687
Travel + Leisure Co., 6.63%
,
07/31/26
(a)
15 17,082
United Airlines Pass-Through Trust,
Series 2020-1, Class A, 5.88%
,
10/15/27 ................. 156 174,365
United Rentals North America, Inc.:
5.50%, 05/15/27 ............ 4 4,198
4.88%, 01/15/28 ............ 7 7,401
United Wholesale Mortgage LLC,
5.50%
,
11/15/25
(a)
........... 82 82,615
UnitedHealth Group, Inc., 3.25%
,
05/15/51 ................. 18 19,034
Verizon Communications, Inc.:
3.55%, 03/22/51 ............ 23 24,256
3.70%, 03/22/61 ............ 25 26,398
VICI Properties LP, 3.50%
,
02/15/25
(a)
29 29,580
Vistra Operations Co. LLC
(a)
:
5.63%, 02/15/27 ............ 84 86,945
5.00%, 07/31/27 ............ 6 6,195
Weekley Homes LLC, 4.88%
,
09/15/28
(a)
................ 25 26,000
William Carter Co. (The), 5.63%
,
03/15/27
(a)
................ 2 2,073
Wyndham Hotels & Resorts, Inc.,
4.38%
,
08/15/28
(a)
........... 7 7,308
Xerox Holdings Corp., 5.00%
,
08/15/25
(a)
................ 17 17,863
XHR LP
(a)
:
6.38%, 08/15/25 ............ 65 68,957
4.88%, 06/01/29 ............ 8 8,217
Zayo Group Holdings, Inc., 4.00%
,
03/01/27
(a)
................ 15 14,928
6,099,666
Total Corporate Bonds — 6.8%
(Cost: $14,726,860) .............................. 13,158,634
Floating Rate Loan Interests — 3.6%
Canada — 0.2%
(c)
Bausch Health Cos., Inc., Term Loan,
(LIBOR USD 1 Month + 3.00%),
3.08%
,
 06/02/25
(b)
........... 86 85,434
Knowlton Development Corp., Inc.,
Term Loan, (EURIBOR 3 Month +
5.00%), 5.00%
,
 12/22/25 ...... EUR 189 219,073
Raptor Acquisition Corp., Term Loan B,
11/01/26
(b)(q)
............... USD 24 24,066
328,573

BlackRock Global Allocation Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Par (000)
Par (000) Value
France — 0.1%
Babilou Family, Facility Term Loan,
(EURIBOR 3 Month + 4.25%),
4.25%
,
 11/17/27
(c)
........... EUR 214 $ 247,763
Jersey, Channel Islands — 0.0%
Vita Global Finco Ltd., Term Loan,
(EURIBOR 3 Month + 0.00%),
7.00%
,
 01/01/28
(c)(e)
.......... 67 76,043
Luxembourg — 0.1%
(b)(c)
AEA International Holdings SARL, 1st
Lien Term Loan, 09/07/28
(e)(q)
.... USD 29 28,485
Jazz Pharmaceuticals plc, Term Loan,
(LIBOR USD 1 Month + 3.50%),
4.00%
,
 05/05/28 ............ 124 124,544
Luxembourg Life Fund II - Absolute
Return Fund III, Term Loan,
(LIBOR USD 3 Month + 9.25%),
9.38%
,
 01/01/28
(e)
........... 97 96,156
249,185
Netherlands — 0.4%
(c)
Cypher Bidco BV, Term Loan,
(EURIBOR 3 Month + 0.00%),
4.50%
,
 01/01/28
(e)
........... EUR 154 167,617
Flutter Entertainment plc, Term Loan,
(LIBOR USD 3 Month + 2.25%),
2.38%
,
 07/21/26
(b)
........... USD 141 140,752
Ziggo BV, Facility Term Loan H,
(EURIBOR 6 Month + 3.00%),
3.00%
,
 01/31/29 ............ EUR 311 356,263
664,632
United Kingdom — 0.1%
Entain plc, Facility Term Loan B,
03/29/27
(b)(c)(q)
.............. USD 129 128,437
United States — 2.7%
ACProducts Holdings, Inc., Term Loan,
(LIBOR USD 3 Month + 4.25%),
4.75%
,
 05/17/28
(c)
........... 99 98,523
Aimbridge Acquisition Co., Inc., 1st Lien
Term Loan, (LIBOR USD 1 Month +
4.75%), 5.50%
,
 02/02/26
(c)
..... 74 73,602
American Rock Salt Co. LLC, 1st Lien
Term Loan, 06/09/28
(c)(q)
....... 27 27,040
Applied Systems, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month +
3.25%), 3.75%
,
 09/19/24
(c)
..... 14 13,995
athenahealth, Inc., 1st Lien Term Loan
B1, (LIBOR USD 3 Month + 4.25%),
4.38%
,
 02/11/26
(c)
........... 21 20,937
Avantor Funding, Inc., Term Loan B5,
(LIBOR USD 1 Month + 2.25%),
2.75%
,
 11/08/27
(c)
........... 49 48,568
Avaya, Inc., Term Loan B1,
(LIBOR USD 1 Month + 4.25%),
4.33%
,
 12/15/27
(c)
........... 32 32,017
Avaya, Inc., Term Loan B2,
(LIBOR USD 1 Month + 4.00%),
4.08%
,
 12/15/27
(c)
........... 25 25,014
Bally's Corp., Term Loan B, 10/02/28
(c)(q)
110 109,924
Security
Par (000)
Par (000) Value
United States (continued)
Cablevision Lightpath LLC, Term Loan,
(LIBOR USD 1 Month + 3.25%),
3.75%
,
 11/30/27
(c)
........... USD 20 $ 19,865
Caesars Resort Collection LLC, Term
Loan B1, (LIBOR USD 1 Month +
3.50%), 3.58%
,
 07/21/25
(c)
..... 36 35,653
City Brewing Co., LLC, Term Loan,
(LIBOR USD 3 Month + 3.50%),
4.25%
,
 04/05/28
(c)
........... 75 74,218
Columbus McKinnon Corp., Term Loan,
(LIBOR USD 3 Month + 2.75%),
3.25%
,
 05/14/28
(c)
........... 8 7,862
Conair Holdings LLC, 1st Lien Term
Loan, (LIBOR USD 3 Month +
3.75%), 4.25%
,
 05/17/28
(c)
..... 38 38,016
ConnectWise LLC, Term Loan,
09/29/28
(c)(q)
............... 34 33,915
CP Iris Holdco I, Inc., Delayed Draw
Term Loan, 10/02/28
(c)(q)
....... 2 2,112
CP Iris Holdco I, Inc., Term Loan,
10/02/28
(c)(q)
............... 11 10,559
DirectTV Financing LLC, Term Loan,
08/02/27
(c)(q)
............... 106 106,033
DT Midstream, Inc., Term Loan,
06/26/28
(c)(q)
............... 69 68,774
Dun & Bradstreet Corp. (The), Term
Loan, (LIBOR USD 1 Month +
3.25%), 3.34%
,
 02/06/26
(c)
..... 22 21,808
Ecl Entertainment, LLC, Term Loan,
(LIBOR USD 1 Month + 7.50%),
8.25%
,
 05/01/28
(c)(e)
.......... 50 50,997
Flexera Software LLC, 1st Lien Term
Loan B1, (LIBOR USD 3 Month +
3.75%), 4.50%
,
 03/03/28
(c)
..... 22 21,842
Foundation Building Materials, Inc., 1st
Lien Term Loan, 01/31/28
(c)(q)
.... 25 24,322
Frontier Communications Holdings,
LLC, Term Loan B1, (LIBOR USD 3
Month + 3.75%), 4.50%
,
 05/01/28
(c)
45 44,789
Galaxy Universal LLC, Term Loan,
(LIBOR USD 3 Month + 7.00%),
8.00%
,
 01/01/28
(c)(e)
.......... 100 100,222
Gentiva Health Services, Inc., 1st
Lien Term Loan B1, (LIBOR USD 1
Month + 2.75%), 2.88%
,
 07/02/25
(c)
49 49,437
Green Plains Operating Co. LLC,
Term Loan, (LIBOR USD 1 Month +
8.00%), 8.13%
,
 07/20/26
(c)(e)
.... 119 117,810
HCRX Investments HoldCo., Term Loan
B, 07/14/28
(c)(q)
............. 63 62,764
Herschend Entertainment Co. LLC,
Term Loan, 08/27/28
(c)(q)
....... 30 29,944
Hilton Grand Vacations Borrower LLC,
Term Loan, 08/02/28
(c)(q)
....... 138 138,310
Hilton Worldwide Finance LLC, Term
Loan B2, (LIBOR USD 1 Month +
1.75%), 1.84%
,
 06/22/26
(c)
..... 151 149,546
Informatica LLC, Term Loan,
(LIBOR USD 1 Month + 3.25%),
3.33%
,
 02/25/27
(c)
........... 78 77,961
IRB Holding Corp., Term Loan,
12/15/27
(c)(q)
............... 118 118,008
ITT Holdings LLC, Term Loan,
07/10/28
(c)(q)
............... 39 38,919

BlackRock Global Allocation Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Par (000)
Par (000) Value
United States (continued)
J&J Ventures Gaming LLC, Term Loan,
04/26/28
(c)(e)(q)
.............. USD 68 $ 68,255
Jack Ohio Finance LLC, Term Loan,
10/04/28
(c)(e)(q)
.............. 20 20,000
Jeld-Wen, Inc., Term Loan, 07/28/28
(c)(q)
89 88,593
Jo-Ann Stores LLC, Term Loan,
(LIBOR USD 3 Month + 4.75%),
5.50%
,
 07/07/28
(c)
........... 67 65,057
LBM Acquisition LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month +
3.75%), 4.50%
,
 12/17/27
(c)
..... 30 30,097
LBM Acquisition LLC, Delayed Draw
Term Loan, 12/17/27
(c)(q)
....... 36 35,970
LBM Acquisition LLC, Term Loan B2,
(LIBOR USD 1 Month + 3.75%),
4.50%
,
 12/17/27
(c)
........... 73 71,940
Leslie's Poolmart, Inc.,Term Loan,
03/09/28
(c)(q)
............... 94 93,201
LogMeIn, Inc., 1st Lien Term Loan,
08/31/27
(c)(q)
............... 99 99,297
LSF11 A5 Holdco LLC, Term Loan B,
09/30/28
(c)(e)(q)
.............. 54 54,067
Luxembourg Life Fund - Long
Term Growth Fund, Term Loan,
(LIBOR USD 3 Month + 9.25%),
9.38%
,
 01/01/38
(c)(e)
.......... 128 127,360
Maverick Gaming LLC, Facility Term
Loan B, (LIBOR USD 3 Month +
7.50%), 8.50%
,
 09/03/26
(c)
..... 27 26,595
McAfee LLC, Term Loan B,
(LIBOR USD 1 Month + 3.75%),
3.84%
,
 09/30/24
(c)
........... 19 18,801
Medical Solutions LLC, 2nd Lien Term
Loan, 09/24/28
(c)(q)
........... 17 16,830
MetroNet Systems Holdings LLC, 1st
Lien Term Loan, (LIBOR USD 1
Month + 3.75%), 4.50%
,
 06/02/28
(c)
21 20,968
Michaels Co. Inc., Term Loan B,
(LIBOR USD 3 Month + 4.25%),
5.00%
,
 04/15/28
(c)
........... 50 49,897
Mozart Debt Merger Sub, Inc., Term
Loan B, 09/30/28
(c)(q)
.......... 125 124,726
Opendoor Mezz, Term Loan, 01/01/28
(c)
(q)
...................... 208 200,874
Opendoor, Term Loan,
10.00%
,
 12/31/00
(e)(r)
......... 181 181,400
Organon & Co., Term Loan,
(LIBOR USD 3 Month + 3.00%),
3.50%
,
 06/02/28
(c)
........... 64 63,943
Park River Holdings, Inc., 1st Lien
Term Loan, (LIBOR USD 3 Month +
3.25%), 4.00%
,
 12/28/27
(c)
..... 62 61,610
Peraton Corp., 1st Lien Term Loan B,
(LIBOR USD 1 Month + 3.75%),
4.50%
,
 02/01/28
(c)
........... 33 32,656
Peraton Corp., 2nd Lien Term Loan
B1, (LIBOR USD 1 Month + 7.75%),
8.50%
,
 02/01/29
(c)
........... 14 14,262
PG&E Corp., Term Loan, (LIBOR
USD 3 Month + 3.00%),
3.50%
,
 06/23/25
(c)
........... 48 47,526
Playtika Holding Corp., Term Loan B1,
03/13/28
(c)(q)
............... 155 155,173
Security
Par (000)
Par (000) Value
United States (continued)
Project Ruby Ultimate Parent Corp.,
1st Lien Term Loan, (LIBOR USD 1
Month + 3.25%), 4.00%
,
 03/10/28
(c)
USD 90 $ 89,410
Proofpoint, Inc., Term Loan,
(LIBOR USD 3 Month + 3.25%),
3.75%
,
 08/31/28
(c)
........... 19 18,895
Realpage, Inc., Term Loan,
(LIBOR USD 1 Month + 3.25%),
3.75%
,
 04/24/28
(c)
........... 53 52,818
Redstone HoldCo 2 LP, 1st Lien Term
Loan, (LIBOR USD 3 Month +
4.75%), 5.50%
,
 04/27/28
(c)
..... 96 94,320
Redstone HoldCo 2 LP, 2nd Lien Term
Loan, (LIBOR USD 3 Month +
7.75%), 8.50%
,
 04/27/29
(c)
..... 50 48,625
SCIH Salt Holdings, Inc., 1st Lien Term
Loan B1, 03/16/27
(c)(q)
......... 108 108,148
Seaworld Parks & Entertainment, Inc.,
Term Loan, (LIBOR USD 1 Month +
3.00%), 3.50%
,
 08/13/22
(c)
..... 118 117,484
Select Medical Corp., Term Loan B,
(LIBOR USD 1 Month + 2.25%),
2.34%
,
 03/06/25
(c)
........... 41 40,527
Shearer's Foods LLC, Term Loan,
(LIBOR USD 3 Month + 3.50%),
4.25%
,
 09/23/27
(c)
........... 64 64,116
Signal Parent, Inc., Term Loan B,
04/03/28
(c)(q)
............... 83 81,758
Sovos Brands Intermediate, Inc., 1st
Lien Term Loan, 06/08/28
(c)(q)
.... 21 21,425
SRS Distribution, Inc., Term Loan,
(LIBOR USD 3 Month + 3.75%),
4.25%
,
 06/02/28
(c)
........... 112 111,953
Surf Holdings SARL, 1st Lien Term
Loan, (LIBOR USD 3 Month +
3.50%), 3.62%
,
 03/05/27
(c)
..... 66 65,276
SWF Holdings I Corp., Term Loan B,
09/17/28
(c)(q)
............... 29 28,765
The Enterprise Development Authority,
Term Loan B, (LIBOR USD 1 Month
+ 4.25%), 5.00%
,
 02/28/28
(c)(e)
... 108 108,355
Tory Burch LLC, Term Loan B,
(LIBOR USD 1 Month + 3.50%),
4.00%
,
 04/16/28
(c)
........... 51 50,785
Triton Water Holdings, Inc., 1st Lien
Term Loan, (LIBOR USD 3 Month +
3.50%), 4.00%
,
 03/31/28
(c)
..... 79 78,655
UKG, Inc., 1st Lien Term Loan,
(LIBOR USD 3 Month + 3.25%),
4.00%
,
 05/04/26
(c)
........... 35 34,784
Univision Communications Inc., 1st
Lien Term Loan, 03/15/26
(c)(q)
.... 20 19,914
Univision Communications, Inc., Term
Loan B, 05/05/28
(c)(q)
.......... 35 34,919
Valcour Packaging LLC, Term Loan,
10/04/28
(c)(e)(q)
.............. 15 15,000
VS Buyer LLC, Term Loan, (LIBOR
USD 1 Month + 3.00%),
3.08%
,
 02/28/27
(c)(e)
.......... 47 46,793
Western Digital Corp., Term Loan B4,
(LIBOR USD 1 Month + 1.75%),
1.84%
,
 04/29/23
(c)
........... 15 14,889

BlackRock Global Allocation Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Par (000)
Par (000) Value
United States (continued)
White Cap Buyer LLC, Term Loan,
(LIBOR USD 1 Month + 4.00%),
4.50%
,
 10/19/27
(c)
........... USD 133 $ 133,297
WIN Waste Innovations Holdings Inc.,
Term Loan, (LIBOR USD 3 Month +
2.75%), 3.25%
,
 03/24/28
(c)
..... 28 27,895
Woof Holdings, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month +
3.75%), 4.50%
,
 12/21/27
(c)
..... 48 48,452
Zurn Industries LLC, Term Loan B,
10/04/28
(c)(q)
............... 6 5,998
5,225,660
Total Floating Rate Loan Interests — 3.6%
(Cost: $6,887,272) .............................. 6,920,293
Foreign Agency Obligations — 0.2%
Indonesia — 0.1%
Pertamina Persero PT, 5.63%
,
05/20/43
(b)(d)
............... 200 236,500
Pakistan — 0.1%
Pakistan Water & Power Development
Authority, 7.50%
,
06/04/31
(b)(d)
... 200 197,820
Total Foreign Agency Obligations — 0.2%
(Cost: $442,321) ................................ 434,320
Foreign Government Obligations — 3.2%
Argentina — 0.2%
Argentine Republic
(b)
:
1.00%, 07/09/29 ............ 30 11,308
0.50%, 07/09/30
(p)
........... 295 107,854
1.13%, 07/09/35
(p)
........... 331 107,805
2.00%, 01/09/38
(p)
........... 119 45,793
272,760
Austria — 0.2%
Republic of Austria, 2.10%
,
09/20/17
(a)(d)
EUR 172 318,230
China — 1.4%
People's Republic of China:
2.68%, 05/21/30 ............ CNY 12,530 1,896,056
3.27%, 11/19/30 ............ 3,160 503,932
3.02%, 05/27/31 ............ 2,280 357,497
2,757,485
Greece — 0.2%
Hellenic Republic, 2.00%
,
04/22/27
(a)(d)
EUR 343 437,880
Indonesia — 0.1%
Perusahaan Perseroan Persero PT
Perusahaan Listrik Negara, 3.38%
,
02/05/30
(b)(d)
............... USD 200 204,625
Japan — 0.4%
Japan Government Bond, 0.40%
,
09/20/49 ................. JPY 93,850 790,838
Spain — 0.7%
Kingdom of Spain
(a)(d)
:
0.50%, 10/31/31 ............ EUR 351 408,250
Security
Par (000)
Par (000) Value
Spain (continued)
3.45%, 07/30/66 ............ EUR 563 $ 999,998
1,408,248
Total Foreign Government Obligations — 3.2%
(Cost: $6,437,731) .............................. 6,190,066
Shares
Shares
Investment Companies — 2.4%
Consumer Discretionary Select Sector
SPDR Fund
(h)
.............. 925 165,991
Financial Select Sector SPDR Fund . 5,792 217,374
Health Care Select Sector SPDR
Fund
(h)
................... 1,533 195,151
Industrial Select Sector SPDR Fund . 3,689 360,932
Invesco Senior Loan ETF
(h)
....... 13,525 299,038
iShares China Large-Cap ETF
(h)(s)
... 3,603 140,265
iShares iBoxx $ High Yield Corporate
Bond ETF
(h)(s)
.............. 1,131 98,951
iShares iBoxx $ Investment Grade
Corporate Bond ETF
(h)(s)
....... 293 38,978
iShares J.P. Morgan USD Emerging
Markets Bond ETF
(h)(s)
........ 16,183 1,781,101
iShares Latin America 40 ETF
(h)(s)
... 2,948 78,240
iShares MSCI Brazil ETF
(h)(s)
...... 3,320 106,671
iShares MSCI Emerging Markets ETF
(s)
429 21,613
iShares Nasdaq Biotechnology ETF
(h)(s)
153 24,737
iShares S&P 500 Value ETF
(h)(s)
.... 1,761 256,084
KraneShares Bosera MSCI China A
ETF ..................... 1,304 59,645
KraneShares CSI China Internet ETF 4,285 202,766
SPDR Blackstone Senior Loan ETF . 2,338 107,595
SPDR Bloomberg Barclays High Yield
Bond ETF
(h)
............... 284 31,058
SPDR Gold Shares
(j)
............ 2,388 392,157
United States Oil Fund LP
(j)
....... 867 45,570
VanEck Vectors Semiconductor ETF
(h)
221 56,636
Total Investment Companies — 2.4%
(Cost: $4,610,157) .............................. 4,680,553
Par (000)
Pa r (000)
Non-Agency Mortgage-Backed Securities — 1.6%
Collateralized Mortgage Obligations — 0.4%
United States — 0.4%
(a)(c)
Federal Home Loan Mortgage Corp.
STACR REMIC Trust Variable Rate
Notes:
Series 2020-DNA6, Class B1,
(SOFR30A + 3.00%), 3.05%,
12/25/50 ............... USD 17 17,567
Series 2021-DNA3, Class B1,
(SOFR30A + 3.50%), 3.55%,
10/25/33 ............... 49 51,666
Series 2021-HQA1, Class B1,
(SOFR30A + 3.00%), 3.05%,
08/25/33 ............... 32 32,724
Series 2021-HQA1, Class B2,
(SOFR30A + 5.00%), 5.05%,
08/25/33 ............... 20 20,610

BlackRock Global Allocation Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Par (000)
Par (000) Value
United States (continued)
Federal Home Loan Mortgage Corp.
Structured Agency Credit Risk Debt
Variable Rate Notes:
Series 2021-DNA2, Class B1,
(SOFR30A + 3.40%), 3.45%,
08/25/33 ............... USD 18 $ 18,654
Series 2021-DNA2, Class B2,
(SOFR30A + 6.00%), 6.05%,
08/25/33 ............... 17 19,382
J.P. Morgan Mortgage Trust, Series
2021-INV5, Class A2A, 2.50%,
12/25/51 ................. 598 604,535
765,138
Commercial Mortgage-Backed Securities — 1.2%
United States — 1.2%
BANK:
Series 2017-BNK8, Class B, 4.06%,
11/15/50
(c)
.............. 13 13,639
Series 2017-BNK9, Class A4,
3.54%, 11/15/54 .......... 17 19,136
Beast Mortgage Trust
(a)(c)
:
Series 2021-SSCP, Class B, (LIBOR
USD 1 Month + 1.10%), 1.18%,
04/15/36 ............... 27 27,008
Series 2021-SSCP, Class C, (LIBOR
USD 1 Month + 1.35%), 1.43%,
04/15/36 ............... 37 37,011
Series 2021-SSCP, Class D, (LIBOR
USD 1 Month + 1.60%), 1.68%,
04/15/36 ............... 33 33,010
Series 2021-SSCP, Class E, (LIBOR
USD 1 Month + 2.10%), 2.18%,
04/15/36 ............... 37 37,011
Series 2021-SSCP, Class F, (LIBOR
USD 1 Month + 2.90%), 2.98%,
04/15/36 ............... 24 24,007
Series 2021-SSCP, Class G, (LIBOR
USD 1 Month + 3.80%), 3.88%,
04/15/36 ............... 39 39,012
Series 2021-SSCP, Class H, (LIBOR
USD 1 Month + 4.90%), 4.99%,
04/15/36 ............... 18 18,006
Benchmark Mortgage Trust, Series
2021-B25, Class A5, 2.58%,
04/15/54 ................. 46 47,309
BX Commercial Mortgage Trust
(a)(c)
:
Series 2019-XL, Class J, (LIBOR
USD 1 Month + 2.65%), 2.73%,
10/15/36 ............... 88 88,562
Series 2021-VINO, Class F, (LIBOR
USD 1 Month + 2.80%), 2.89%,
05/15/38 ............... 100 100,250
BX Trust
(a)(c)
:
Series 2019-OC11, Class D, 4.08%,
12/09/41 ............... 64 67,641
Series 2019-OC11, Class E, 4.08%,
12/09/41 ............... 89 91,876
Series 2021-MFM1, Class E,
(LIBOR USD 1 Month + 2.25%),
2.33%, 01/15/34 .......... 20 20,019
Series 2021-MFM1, Class F, (LIBOR
USD 1 Month + 3.00%), 3.08%,
01/15/34 ............... 40 40,248
Security
Par (000)
Par (000) Value
United States (continued)
Series 2021-SOAR, Class G,
(LIBOR USD 1 Month + 2.80%),
2.88%, 06/15/38 .......... USD 107 $ 106,903
CD Mortgage Trust, Series 2017-CD6,
Class B, 3.91%, 11/13/50
(c)
..... 10 10,874
Citigroup Commercial Mortgage Trust:
Series 2014-GC19, Class D, 5.26%,
03/10/47
(a)(c)
............. 10 10,616
Series 2014-GC23, Class AS,
3.86%, 07/10/47 .......... 45 48,125
Series 2018-C6, Class A4, 4.41%,
11/10/51 ............... 16 18,676
Commercial Mortgage Trust:
Series 2014-CR17, Class C, 4.95%,
05/10/47
(c)
.............. 15 16,038
Series 2014-CR21, Class A3,
3.53%, 12/10/47 .......... 32 33,920
CORE Mortgage Trust, Series 2019-
CORE, Class F, (LIBOR USD 1
Month + 2.35%), 2.43%, 12/15/31
(a)
(c)
...................... 13 12,578
CSAIL Commercial Mortgage Trust:
Series 2016-C5, Class C, 4.80%,
11/15/48
(c)
.............. 10 10,708
Series 2020-C19, Class A3, 2.56%,
03/15/53 ............... 94 96,913
DBGS Mortgage Trust, Series 2018-
BIOD, Class F, (LIBOR USD 1
Month + 2.00%), 2.08%, 05/15/35
(a)
(c)
...................... 93 92,814
Extended Stay America Trust
(a)(c)
:
Series 2021-ESH, Class D, (LIBOR
USD 1 Month + 2.25%), 2.33%,
07/15/38 ............... 203 205,460
Series 2021-ESH, Class E, (LIBOR
USD 1 Month + 2.85%), 2.93%,
07/15/38 ............... 101 102,490
GS Mortgage Securities Trust, Series
2020-GC47, Class AS, 2.73%,
05/12/53 ................. 36 36,944
JP Morgan Chase Commercial
Mortgage Securities Corp.
(a)(c)
:
Series 2021-MHC, Class E, (LIBOR
USD 1 Month + 2.45%), 2.53%,
04/15/38 ............... 60 60,074
Series 2021-MHC, Class F, (LIBOR
USD 1 Month + 2.95%), 3.03%,
04/15/38 ............... 60 60,096
JPMCC Commercial Mortgage
Securities Trust, Series 2019-COR4,
Class A5, 4.03%, 03/10/52 ..... 35 39,554
JPMorgan Chase Commercial
Mortgage Securities Trust, Series
2018-WPT, Class DFX, 5.35%,
07/05/33
(a)
................ 18 18,378
Life Mortgage Trust, Series 2021-BMR,
Class F, (LIBOR USD 1 Month +
2.35%), 2.43%, 03/15/38
(a)(c)
.... 117 117,293
MHC Commercial Mortgage Trust
(a)(c)
:
Series 2021-MHC, Class E, (LIBOR
USD 1 Month + 2.10%), 2.18%,
04/15/38 ............... 156 156,472
Series 2021-MHC, Class F, (LIBOR
USD 1 Month + 2.60%), 2.68%,
04/15/38 ............... 106 106,137

BlackRock Global Allocation Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Par (000)
Par (000) Value
United States (continued)
Morgan Stanley Bank of America Merrill
Lynch Trust:
Series 2015-C24, Class C, (LIBOR
USD 1 Month + 0.00%), 4.49%,
05/15/48
(c)
.............. USD 10 $ 10,497
Series 2016-C32, Class A4, 3.72%,
12/15/49 ............... 27 29,732
Morgan Stanley Capital I Trust:
Series 2018-MP, Class A, 4.42%,
07/11/40
(a)(c)
............. 17 19,010
Series 2020-L4, Class A3, 2.70%,
02/15/53 ............... 29 29,945
STWD Trust, Series 2021-FLWR, Class
E, (LIBOR USD 1 Month + 1.92%),
2.01%, 07/15/36
(a)(c)
.......... 25 24,985
UBS Commercial Mortgage Trust,
Series 2019-C17, Class A4, 2.92%,
10/15/52 ................. 10 10,571
UBS-Barclays Commercial Mortgage
Trust, Series 2012-C3, Class D,
5.21%, 08/10/49
(a)(c)
.......... 14 14,233
Wells Fargo Commercial Mortgage
Trust
(c)
:
Series 2015-C28, Class AS, 3.87%,
05/15/48 ............... 30 32,269
Series 2017-C38, Class C, 3.90%,
07/15/50 ............... 10 10,986
Series 2017-C41, Class B, 4.19%,
11/15/50 ............... 25 26,660
2,273,696
Interest Only Commercial Mortgage-Backed Securities — 0.0%
United States — 0.0%
Benchmark Mortgage Trust, Series
2021-B25, Class XA, 1.23%,
04/15/54
(c)
................ 159 13,517
Total Non-Agency Mortgage-Backed Securities — 1.6%
(Cost: $3,024,167) .............................. 3,052,351
Beneficial Interest (000)
Beneficial Interest (000)
Other Interests - 0.1%
Capital Markets - 0.1%
Sprott Private Resource Streaming &
Royalty LP
(b)(e)(t)
............. 166 196,492
Total Other Interests - 0.1%
(Cost: $167,154) .................................. 196,492
Par (000)
Pa r (000)
Preferred Securities — 3.2%
Capital Trusts — 0.3%
United States — 0.3%
(c)
Ally Financial, Inc., Series B , (US
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.87%),
4.70%
(o)
.................. 28 29,144
Bank of America Corp., Series JJ ,
(LIBOR USD 3 Month + 3.29%),
5.13%
(o)
.................. 27 28,638
Security
Par (000)
Par (000) Value
United States (continued)
Charles Schwab Corp. (The), Series
I , (US Treasury Yield Curve Rate
T Note Constant Maturity 5 Year +
3.17%), 4.00%
(o)
............ USD 28 $ 29,190
Citigroup, Inc., Series V , (SOFR +
3.23%), 4.70%
(o)
............ 28 28,630
Edison International, Series A , (US
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.70%),
5.38%
(o)
.................. 29 29,987
General Motors Financial Co., Inc.,
Series C , (US Treasury Yield Curve
Rate T Note Constant Maturity 5
Year + 5.00%), 5.70%
(o)
....... 25 28,781
Goldman Sachs Group, Inc. (The),
Series T , (US Treasury Yield Curve
Rate T Note Constant Maturity 5
Year + 2.97%), 3.80%
(o)
....... 29 29,689
JPMorgan Chase & Co., Series HH ,
(SOFR + 3.13%), 4.60%
(o)
...... 28 28,630
Morgan Stanley, Series H , (LIBOR USD
3 Month + 3.61%), 3.74%
(o)
..... 84 84,756
Prudential Financial, Inc.:
(LIBOR USD 3 Month + 3.92%),
5.63%, 06/15/43 .......... 44 46,831
(LIBOR USD 3 Month + 4.18%),
5.87%, 09/15/42 .......... 64 66,568
USB Capital IX , (LIBOR USD 3 Month
+ 1.02%), 3.50%
(o)
........... 31 30,584
461,428
Total Capital Trusts — 0.3%
(Cost: $456,639) ................................ 461,428
Shares
Shares
Preferred Stocks — 2.8%
Brazil — 0.0%
Itau Unibanco Holding SA (Preference) 5,817 30,934
Neon Payments Ltd.
(b)(e)
......... 239 90,438
121,372
China — 0.2%
ByteDance Ltd., Series E-1 (Acquired
11/11/20, cost $272,511)
(b)(e)(g)
... 2,487 417,211
Germany — 0.3%
Bayerische Motoren Werke AG
(Preference) ............... 49 3,717
Caresyntax, Inc.
(b)(e)(f)
........... 296 50,927
Porsche Automobil Holding SE
(Preference) ............... 953 94,243
Sartorius AG (Preference) ........ 7 4,456
Volkswagen AG (Preference) ...... 1,578 351,740
Volocopter Gmbh, (Acquired 03/03/21,
cost $159,412)
(e)(g)
........... 30 162,820
667,903
India — 0.1%
Think & Learn Pvt Ltd., Series F
(Acquired 12/11/20, cost $103,122)
(e)
(g)
...................... 32 122,896

BlackRock Global Allocation Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Shares
Shares Value
Jersey — 0.1%
Loadsmart, Inc., Series C (Acquired
10/05/20, cost $85,987)
(b)(e)(g)
.... 10,057 $ 126,819
United Kingdom — 0.2%
(b)(e)(g)
Exscientia Ltd., C-1 (Acquired 02/24/21,
cost $80,550) .............. 46 289,800
Exscientia Ltd., C-1 (Acquired 04/29/21,
cost $38,524) .............. 11 69,300
359,100
United States — 1.9%
2020 Cash Mandatory Exchangeable
Trust, 5.25%
(a)(l)
............. 277 313,223
Aptiv plc, Series A, 5.50%
(l)
....... 1,083 182,486
Becton Dickinson and Co., Series B,
6.00%
(h)
.................. 4,094 220,994
Boston Scientific Corp., Series A,
5.50% ................... 713 82,993
Breeze Aviation Group, Inc., Series B
(Acquired 07/30/21, cost $127,466)
(e)
(f)(g)
..................... 236 127,466
Cruise, Series G (Acquired 03/25/21,
cost $76,178)
(e)(g)
............ 2,891 75,455
Databricks, Inc., Series F (Acquired
10/22/19, cost $88,431)
(e)(g)
..... 2,059 453,907
Databricks, Inc., Series G (Acquired
02/01/21, cost $102,873)
(e)(g)
.... 580 127,861
Deep Instinct Ltd., Series D-2 (Acquired
03/19/21, cost $89,710)
(e)(g)
..... 14,760 101,844
DoubleVerify Holdings, Inc., Series A
(Acquired 11/18/20, cost $55,816)
(g)
3,243 110,227
Dream Finders Homes, Inc., 9.00% .. 285 282,150
Exo Imaging, Inc., Series C (Acquired
06/24/21, cost $62,470)
(e)(g)
..... 10,664 62,491
Farmer’s Business Network, Inc.,
Series F (Acquired 07/31/20, cost
$69,518)
(e)(g)
............... 2,103 130,723
Farmer's Business Network, Inc.,
Series G, (Acquired 09/15/21, cost
$19,766)
(e)(f)(g)
.............. 318 19,766
Grand Rounds, Inc., Series C (Acquired
03/31/15, cost $127,944)
(e)(g)
.... 46,081 131,331
Grand Rounds, Inc., Series D (Acquired
05/01/18, cost $51,112)
(e)(g)
..... 21,089 59,682
JumpCloud, Inc., Series E-1 (Acquired
10/30/20, cost $93,611)
(e)(g)
..... 51,330 307,467
Lookout, Inc., Series F (Acquired
09/19/14-10/22/14, cost $243,061)
(e)
(g)
...................... 21,278 233,632
Mythic AL, Inc., Series C (Acquired
01/26/21, cost $48,256)
(e)(g)
..... 7,024 54,366
Noodle Partners, Inc., Series C
(Acquired 08/26/21, cost $73,361)
(e)
(f)(g)
..................... 8,220 73,361
PsiQuantum Corp., (Acquired 05/21/21,
cost $40,179)
(e)(g)
............ 1,532 40,138
Relativity Space, Inc., Series E,
(Acquired 05/27/21, cost $68,894)
(e)
(g)
...................... 3,017 71,563
SambaNova Systems, Inc., Series C
(Acquired 02/19/20, cost $91,575)
(e)
(g)
...................... 1,720 186,379
SambaNova Systems, Inc., Series D,
(Acquired 04/09/21, cost $52,640)
(e)
(g)
...................... 554 60,031
Snorkel AI, Inc., Series C (Acquired
06/30/21, cost $28,447)
(e)(g)
..... 1,894 29,584
Security
Shares
Shares Value
United States (continued)
Ursa Major Technologies, Inc., Series
C, (Acquired 09/13/21, cost
$72,377)
(e)(f)(g)
.............. 12,134 $ 72,377
Wells Fargo & Co., Series L, 7.50%
(l)(o)
46 68,172
Zero Mass Water, Inc., Series C-1
(Acquired 05/07/20, cost $70,353)
(e)
(g)
...................... 4,463 72,747
3,752,416
Total Preferred Stocks — 2.8%
(Cost: $4,176,715) .............................. 5,567,717
Trust Preferreds — 0.1%
United States — 0.1%
(c)
Citigroup Capital XIII , (LIBOR USD 3
Month + 6.37%), 6.50%, 10/30/40 5,096 141,414
GMAC Capital Trust I, Series 2 ,
(LIBOR USD 3 Month + 5.79%),
5.91%, 02/15/40 ............ 398 10,046
151,460
Total Trust Preferreds — 0.1%
(Cost: $150,385) ................................ 151,460
Total Preferred Securities — 3.2%
(Cost: $4,783,739) .............................. 6,180,605
Rights — 0.0%
Germany — 0.0%
Vitesco Technologies
( f)
.......... 1 59
Taiwan — 0.0%
Fubon Financial Holding Co. Ltd.
(Expires 10/18/21)
(f)
.......... 1,348 519
Total Rights — 0.0%
(Cost: $70) ................................... 578
Par (000)
Pa r (000)
U.S. Government Sponsored Agency Securities — 3.1%
Commercial Mortgage-Backed Securities — 0.0%
Federal National Mortgage Association
ACES Variable Rate Notes,
Series 2018-M13, Class A2,
3.82%, 09/25/30
(c)
........... USD 17 19,703
Interest Only Commercial Mortgage-Backed Securities — 0.1%
Federal Home Loan Mortgage Corp.
Multifamily Structured Pass-Through
Certificates, Series KL06, Class
XFX, 1.36%, 12/25/29 ........ 100 8,819
Federal Home Loan Mortgage Corp.
Multifamily Structured Pass-Through
Certificates Variable Rate Notes
(c)
:
Series K105, Class X1,
1.64% ,  03/25/53 ........ 279 30,921
Series K109, Class X1,
1.70% ,  04/25/30 ........ 118 13,731
Series K110, Class X1,
1.81% ,  04/25/30 ........ 100 12,341
Series K116, Class X1,
1.53% ,  07/25/30 ........ 100 10,638

BlackRock Global Allocation Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Par (000)
Par (000) Value
Interest Only Commercial Mortgage-Backed Securities (continued)
Series K120, Class X1,
1.13% ,  10/25/30 ........ USD 396 $ 31,657
Series KW09, Class X1,
0.94% ,  05/25/29 ........ 465 23,597
131,704
Mortgage-Backed Securities — 3.0%
Uniform Mortgage-Backed Securities,
2.50%, 10/25/51
(u)
........... 5,772 5,951,341
Total U.S. Government Sponsored Agency Securities
—
3.1%
(Cost: $6,123,391) .............................. 6,102,748
U.S. Treasury Obligations — 2.3%
U.S. Treasury Bonds:
(j)
1.13%, 05/15/40 - 08/15/40 ..... 1,262 1,086,990
2.38%, 11/15/49 ............ 1,135 1,207,489
U.S. Treasury Inflation Linked Notes,
0.13%, 01/15/30 - 01/15/31
(j)
.... 422 463,326
U.S. Treasury Notes, 2.00%, 11/15/21
(i)
(j)
....................... 1,750 1,754,155
Total U.S. Treasury Obligations — 2.3%
(Cost: $4,528,386) .............................. 4,511,960
Shares
Shares
Warrants — 0.0%
Brazil — 0.0%
Neon Payments Ltd. (Issued/
exercisable 06/25/20, 1 share for
1 warrant, Expires 10/08/21, Strike
Price USD 1.00)
(b)(e)(f)
......... 80 1,790
Cayman Islands — 0.0%
Hedosophia European Growth (Issued/
exercisable 05/13/21, 1 share for
1 warrant, Expires 05/13/27, Strike
Price EUR 11.50)
(f)
........... 1,945 2,253
Switzerland — 0.0%
Cie Financiere Richemont SA (Issued/
exercisable 11/27/20, 1 share for
1 warrant, Expires 11/22/23, Strike
Price CHF 67.00)
(f)
........... 36 17
United States — 0.0%
Austerlitz Acquisition Corp. I (Issued/
exercisable 02/17/21, 1 share for
1 warrant, Expires 02/19/26, Strike
Price USD 11.50)
(f)
........... 203 343
Cano Health, Inc. (Issued/exercisable
07/06/20, 1 share for 1 warrant,
Expires 06/03/26, Strike Price USD
11.50)
(f)
.................. 1,986 8,202
Crown PropTech Acquisitions (Issued/
exercisable 02/05/21, 1 share for
1 warrant, Expires 02/01/26, Strike
Price USD 1.00)
(e)
........... 2,120 1,018
EVgo, Inc. (Issued/exercisable
11/10/20, 1 share for 1 warrant,
Expires 09/15/25, Strike Price USD
11.50)
(f)
.................. 1,130 2,023
Security
Shares
Shares Value
United States (continued)
Hippo Holdings, Inc. (Issued/
exercisable 01/04/21, 1 share for
1 warrant, Expires 12/31/27, Strike
Price USD 11.50)
(f)
........... 938 $ 863
Israel Amplify Program Corp. (Issued/
exercisable 05/14/21, 1 share for
1 warrant, Expires 12/31/49, Strike
Price USD 1.00)
(e)(f)
.......... 3,104 4,004
Latch, Inc. (Issued/exercisable
06/04/21, 1 share for 1 warrant,
Expires 12/31/26, Strike Price USD
11.50)
(f)
.................. 840 2,772
Lightning eMotors, Inc. (Issued/
exercisable 12/10/20, 1 share for
1 warrant, Expires 12/15/25, Strike
Price USD 1.00) ............ 2,348 7,439
Northern Genesis Acquisition Corp.
II (Issued/exercisable 12/28/20,
1 share for 1 warrant, Expires
12/31/27, Strike Price USD 11.50)
(f)
963 1,030
Offerpad Solutions, Inc. (Issued/
exercisable 10/13/20, 1 share for
1 warrant, Expires 10/13/25, Strike
Price USD 11.50)
(f)
........... 1,415 2,476
Rotor Acquisition Corp. (Issued/
exercisable 01/15/21, 1 share for
1 warrant, Expires 01/31/26, Strike
Price USD 11.50)
(e)(f)
.......... 780 811
Sarcos Technology and Robotics
Corp. (Issued/exercisable 12/21/20,
1 share for 1 warrant, Expires
06/15/27, Strike Price USD 11.50)
(f)
1,924 1,501
TPG Pace Beneficial Finance Corp.
(Issued/exercisable 11/17/20,
1 share for 1 warrant, Expires
10/09/27, Strike Price USD 11.50)
(f)
510 1,010
Volta, Inc. (Issued/exercisable
10/22/20, 1 share for 1 warrant,
Expires 08/26/26, Strike Price USD
11.50)
(f)
.................. 1,160 2,970
Zero Mass Water, Inc., Series C-1
(Acquired 05/08/20, cost $0)
(Issued/exercisable 05/08/20,
1 share for 1 warrant, Expires
11/08/21, Strike Price USD 18.92)
(e)(f)
(g)
...................... 4,463 —
36,462
Total Warrants — 0.0% ............................ 40,522
Total Long-Term Investments — 96.6%
(Cost: $160,975,811) ............................. 188,219,254
Short-Term Securities — 7.6%
Par (000)
Pa r (000)
Foreign Government Obligations — 0.3%
(v)
Brazil - 0.3%
Federative Republic of Brazil Treasury
Bills, 7.60%
,
07/01/24 ......... BRL 4 622,731
Total Foreign Government Obligations — 0.3%
(Cost: $689,609) ................................ 622,731

BlackRock Global Allocation Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Shares
Shares Value
Money Market Funds — 7.2%
(s)(w)
BlackRock Liquidity Funds, T-Fund,
Institutional Class, 0.01% ...... 8,993,323 $ 8,993,323
SL Liquidity Series, LLC, Money Market
Series, 0.13%
(x)
............. 5,065,671 5,067,191
Total Money Market Funds — 7.2%
(Cost: $14,060,514) .............................. 14,060,514
Par (000)
Pa r (000)
Time Deposits — 0.1%
Australia — 0.0%
Brown Brothers Harriman & Co.,
(0.23)%, 10/01/21 ........... AUD 33 23,818
Canada — 0.0%
Brown Brothers Harriman & Co.,
0.01%, 10/01/21 ............ CAD 49 38,705
Europe — 0.0%
BNP Paribas, (0.79)%, 10/01/21 .... EUR 50 57,559
Hong Kong — 0.0%
Hong Kong & Shanghai Bank,
0.00%, 10/04/21 ............ HKD 12 1,566
Japan — 0.0%
Sumitomo Mitsui Financial Group, Inc.,
(0.41)%, 10/01/21 ........... JPY 480 4,313
Norway — 0.0%
Brown Brothers Harriman & Co.,
0.01%, 10/01/21 ............ NOK 9 1,017
South Africa — 0.0%
Brown Brothers Harriman & Co.,
3.50%, 10/01/21 ............ ZAR 3 181
United Kingdom — 0.0%
Citibank NA, 0.01%, 10/01/21 ..... GBP 8 11,035
Security
Par (000)
Par (000) Value
United States — 0.1%
Skandinaviska Enskilda Banken AB,
0.08%, 10/01/21 ............ USD 154 $ 153,592
Total Time Deposits — 0.1%
(Cost: $291,786) ................................ 291,786
Total Short-Term Securities — 7.6%
(Cost: $15,041,909) .............................. 14,975,031
Total Options Purchased — 0.4%
(Cost: $1,210,462 ) .............................. 775,587
Total Investments Before Options Written and Investments Sold
Short — 104.6%
(Cost: $177,228,182) ............................. 203,969,872
Total Options Written — (0.2)%
(Premiums Received — $626,054) ................... (541,376)
Shares
Shares
Investments Sold Short — (0.4)%
Common Stocks — (0.4)%
United States — (0.4)%
Appian Corp.
(f)
................ 873 (80,761)
DoorDash, Inc., Class A
(f)
........ 775 (159,635)
Hershey Co. (The) ............. 388 (65,669)
JM Smucker Co. (The) .......... 412 (49,452)
Snowflake, Inc., Class A
(f)
........ 396 (119,762)
Walgreens Boots Alliance, Inc. ..... 6,011 (282,818)
(758,097)
Total Common Stocks — (0.4)%
(Proceeds: $708,715) ............................ (758,097)
Total Investments Sold Short — (0.4)%
(Proceeds: $708,715 ) ............................ (758,097)
Total Investments Net of Options Written and Investments Sold
Short — 104.0%
(Cost: $175,893,413) ............................. 202,670,399
Liabilities in Excess of Other Assets — (4.0)% ............ (7,802,998)
Net Assets — 100.0% .............................. $ 194,867,401
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)
U.S. dollar denominated security issued by foreign domiciled entity.
(c)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(d)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)
Non-income producing security.
(g)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $7,284,562, representing 3.74% of its net assets as of period end, and an original cost of $4,895,056.
(h)
All or a portion of this security is on loan.
(i)
All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(j)
All or a portion of the security is held by a wholly-owned subsidiary.
(k)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(l)
Convertible security.
(m)
Issuer filed for bankruptcy and/or is in default.

BlackRock Global Allocation Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2021
(n)
Zero-coupon bond.
(o)
Perpetual security with no stated maturity date.
(p)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(q)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(r)
Fixed rate.
(s)
Affiliate of the Fund.
(t)
Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(u)
Represents or includes a TBA transaction.
(v)
Rates are discount rates or a range of discount rates as of period end.
(w)
Annualized 7-day yield as of period end.
(x)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
12/31/20
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/21
Shares
Held at
09/30/21 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ 110,670 $ 8,882,653 $ — $ — $ — $ 8,993,323 8,993,323 $ 157 $ —
SL Liquidity Series, LLC, Money
Market Series
(a)
.......... 6,400,603 — (1,332,814) (598) — 5,067,191 5,065,671 23,953
(b)
—
iShares China Large-Cap ETF .. 252,719 132,145 (210,181) (5,476) (28,942) 140,265 3,603 548 —
iShares iBoxx $ High Yield
Corporate Bond ETF ...... 2,408,432 — (2,286,888) 56,859 (79,452) 98,951 1,131 28,746 —
iShares iBoxx $ Investment Grade
Corporate Bond ETF ...... 1,062,634 336,921 (1,323,656) (14,571) (22,350) 38,978 293 4,565 —
iShares J.P. Morgan USD
Emerging Markets Bond ETF . 2,370,707 3,928,664 (4,415,209) (69,207) (33,854) 1,781,101 16,183 78,324 —
iShares Latin America 40 ETF .. 129,140 — (39,044) 2,741 (14,597) 78,240 2,948 1,114 —
iShares MSCI Brazil ETF ..... 97,012 97,699 (57,694) 5,649 (35,995) 106,671 3,320 2,598 —
iShares MSCI Emerging Markets
ETF .................. 33,120 — (11,200) 1,737 (2,044) 21,613 429 103 —
iShares MSCI Japan ETF
(c)
.... — 115,242 (123,112) 7,870 — — — — —
iShares Nasdaq Biotechnology
ETF .................. 34,691 — (11,294) 2,660 (1,320) 24,737 153 53 —
iShares Russell 2000 ETF
(c)
.... 2,452,907 311,303 (2,947,808) 408,289 (224,691) — — 2,419 —
iShares S&P 500 Value ETF ... 225,443 — — — 30,641 256,084 1,761 3,648 —
$ 395,953 $ (412,604) $ 16,607,154 $ 146,228 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(c)
As of period end, the entity is no longer held.
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BlackRock Global Allocation Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2021
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Euro-BTP ............................................................... 24 12/08/21 $ 4,224 $ (66,082)
Euro-Bund .............................................................. 25 12/08/21 4,918 (73,125)
Japan 10 Year Bond ........................................................ 2 12/13/21 2,720 (8,627)
Australia 10 Year Bond ...................................................... 28 12/15/21 2,864 (61,122)
MSCI Emerging Markets E-Mini Index ............................................ 4 12/17/21 249 (10,393)
Russell 2000 E-Mini Index .................................................... 19 12/17/21 2,091 (33,644)
U.S. Treasury 10 Year Note ................................................... 9 12/21/21 1,185 (11,756)
U.S. Treasury Long Bond .................................................... 5 12/21/21 798 (14,774)
U.S. Treasury Ultra Bond .................................................... 15 12/21/21 2,873 (75,566)
U.S. Treasury 5 Year Note .................................................... 243 12/31/21 29,840 (152,849)
(507,938)
Short Contracts
Euro-Buxl ............................................................... 5 12/08/21 1,178 38,322
EURO STOXX 50 Index ..................................................... 11 12/17/21 516 11,990
NASDAQ 100 E-Mini Index ................................................... 17 12/17/21 4,992 247,994
S&P 500 E-Mini Index ...................................................... 73 12/17/21 15,687 509,230
U.S. Treasury 10 Year Ultra Note ............................................... 93 12/21/21 13,527 161,780
Long Gilt ............................................................... 9 12/29/21 1,518 41,132
U.S. Treasury 2 Year Note .................................................... 135 12/31/21 29,711 8,431
1,018,879
$ 510,941
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
INR 15,564,000 USD 206,394 Citibank NA 10/14/21 $ 2,933
JPY 573,912 EUR 4,399 Barclays Bank plc 10/14/21 60
JPY 55,979,682 EUR 429,000 JPMorgan Chase Bank NA 10/14/21 5,988
USD 6,962 BRL 37,000 Citibank NA 10/14/21 179
USD 402,074 EUR 338,049 JPMorgan Chase Bank NA 10/14/21 10,416
USD 212,347 INR 15,564,000 Citibank NA 10/14/21 3,020
JPY 91,706,893 EUR 705,000 JPMorgan Chase Bank NA 10/28/21 7,117
USD 1,018,195 EUR 860,387 Bank of America NA 10/28/21 21,100
USD 300,934 EUR 253,718 JPMorgan Chase Bank NA 10/29/21 6,897
IDR 2,885,390,000 USD 199,185 HSBC Bank plc 11/03/21 1,603
USD 298,812 EUR 251,432 JPMorgan Chase Bank NA 11/04/21 7,391
USD 802,527 HKD 6,241,437 BNP Paribas SA 11/04/21 685
NOK 4,546,000 CHF 473,390 Morgan Stanley & Co. International plc 11/10/21 11,452
USD 225,760 EUR 190,573 Citibank NA 11/12/21 4,841
USD 703,271 EUR 604,559 Morgan Stanley & Co. International plc 11/12/21 2,445
USD 795,124 HKD 6,186,000 Citibank NA 11/12/21 390
NOK 2,724,000 CHF 283,440 Morgan Stanley & Co. International plc 11/16/21 7,033
USD 300,326 INR 22,125,000 Citibank NA 12/01/21 4,292
USD 547,709 SEK 4,760,288 JPMorgan Chase Bank NA 12/02/21 3,718
USD 390,746 BRL 2,047,120 HSBC Bank plc 12/08/21 19,041
USD 406,671 NZD 573,000 Morgan Stanley & Co. International plc 12/08/21 11,300
USD 508,693 SEK 4,367,000 UBS AG 12/08/21 9,583
USD 410,741 INR 30,296,270 HSBC Bank plc 12/09/21 5,725
EUR 246,026 USD 285,139 Citibank NA 12/15/21 291
EUR 246,026 USD 285,041 Goldman Sachs International 12/15/21 389
USD 957,990 EUR 821,642 JPMorgan Chase Bank NA 12/15/21 4,753
CAD 445,948 USD 347,953 Morgan Stanley & Co. International plc 12/16/21 4,126
GBP 299,944 EUR 348,000 JPMorgan Chase Bank NA 12/16/21 449
JPY 43,763,000 USD 392,700 Bank of America NA 12/16/21 787

BlackRock Global Allocation Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2021
Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
JPY 22,108,000 USD 198,601 Barclays Bank plc 12/16/21 $ 179
PLN 1,272,224 USD 319,768 Barclays Bank plc 12/16/21 30
PLN 254,532 USD 63,942 BNP Paribas SA 12/16/21 40
PLN 34,243 USD 8,594 UBS AG 12/16/21 14
RUB 18,200,743 USD 246,206 Citibank NA 12/16/21 564
RUB 207,443 USD 2,806 HSBC Bank plc 12/16/21 7
USD 118,829 INR 8,815,658 BNP Paribas SA 12/16/21 1,069
159,907
JPY 166,694,000 USD 1,507,333 BNP Paribas SA 10/07/21 (9,538)
USD 781,480 CNY 5,096,000 HSBC Bank plc 10/08/21 (8,595)
BRL 311,469 USD 60,568 Citibank NA 10/14/21 (3,477)
JPY 179,189,497 USD 1,628,326 JPMorgan Chase Bank NA 10/14/21 (18,171)
JPY 83,965,274 USD 759,903 Barclays Bank plc 10/15/21 (5,405)
USD 694,610 CNY 4,536,219 HSBC Bank plc 10/15/21 (8,272)
GBP 512,000 USD 705,479 Goldman Sachs International 10/21/21 (15,596)
JPY 56,284,509 USD 513,595 Morgan Stanley & Co. International plc 10/21/21 (7,812)
MXN 9,100,022 USD 450,301 BNP Paribas SA 10/21/21 (10,652)
JPY 69,792,112 USD 636,804 JPMorgan Chase Bank NA 10/22/21 (9,634)
USD 455,773 NOK 4,113,000 Bank of America NA 10/22/21 (14,662)
EUR 502,000 USD 593,385 Bank of America NA 10/28/21 (11,622)
JPY 115,854,000 USD 1,053,178 Morgan Stanley & Co. International plc 10/28/21 (12,042)
GBP 426,000 USD 592,373 JPMorgan Chase Bank NA 11/04/21 (18,358)
JPY 63,564,000 USD 579,563 BNP Paribas SA 11/04/21 (8,310)
JPY 59,946,000 USD 547,954 UBS AG 11/04/21 (9,216)
USD 566,197 CNY 3,687,770 Deutsche Bank AG 11/04/21 (4,264)
USD 336,564 CNY 2,188,000 HSBC Bank plc 11/04/21 (1,898)
EUR 1,354,695 USD 1,592,147 Citibank NA 11/12/21 (21,736)
JPY 78,648,000 USD 711,754 JPMorgan Chase Bank NA 11/12/21 (4,900)
AUD 640,435 USD 464,686 Bank of America NA 11/18/21 (1,595)
JPY 68,880,421 USD 627,672 JPMorgan Chase Bank NA 11/18/21 (8,577)
AUD 530,914 USD 384,746 Bank of America NA 11/19/21 (847)
KRW 454,096,489 USD 387,918 Citibank NA 11/24/21 (4,813)
KRW 454,308,000 USD 385,688 UBS AG 11/24/21 (2,404)
KRW 474,544,000 USD 407,299 Citibank NA 12/01/21 (6,986)
AUD 112,426 USD 81,588 HSBC Bank plc 12/02/21 (290)
AUD 426,127 USD 312,035 Morgan Stanley & Co. International plc 12/02/21 (3,891)
JPY 44,403,832 USD 405,084 UBS AG 12/02/21 (5,944)
KRW 474,939,000 USD 406,278 UBS AG 12/08/21 (5,657)
JPY 96,300,358 USD 873,724 Morgan Stanley & Co. International plc 12/09/21 (7,980)
USD 386,456 CNY 2,514,083 UBS AG 12/09/21 (1,375)
EUR 327,430 USD 380,240 BNP Paribas SA 12/15/21 (368)
EUR 327,430 USD 380,529 Citibank NA 12/15/21 (657)
EUR 1,488,933 USD 1,748,413 Morgan Stanley & Co. International plc 12/15/21 (21,011)
USD 583,056 CNY 3,806,860 Citibank NA 12/15/21 (3,912)
BRL 1,663,936 USD 313,393 Goldman Sachs International 12/16/21 (11,737)
HUF 49,399,523 USD 159,500 Barclays Bank plc 12/16/21 (699)
HUF 49,398,564 USD 159,423 Citibank NA 12/16/21 (625)
HUF 2,866,127 USD 9,235 JPMorgan Chase Bank NA 12/16/21 (21)
HUF 19,769,786 USD 63,798 UBS AG 12/16/21 (245)
JPY 31,273,844 EUR 243,000 Barclays Bank plc 12/16/21 (735)
JPY 43,352,000 USD 392,870 Goldman Sachs International 12/16/21 (3,078)
JPY 42,972,596 USD 391,128 Morgan Stanley & Co. International plc 12/16/21 (4,748)
USD 1,826,002 CNY 11,905,093 BNP Paribas SA 12/16/21 (9,457)
USD 983,431 CNY 6,390,909 HSBC Bank plc 12/16/21 (1,882)
USD 11,861 CNY 77,041 Morgan Stanley & Co. International plc 12/16/21 (17)
USD 1,241 CNY 8,083 UBS AG 12/16/21 (5)
(313,716)
$ (153,809)

BlackRock Global Allocation Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2021
OTC Barrier Options Purchased
Description Type of Option Counterparty
Number of
Contracts Expiration Date Exercise Price
Barrier
Price/Range
Notional
Amount (000) Value
Put
EUR Currency One-Touch
Bank of America
NA — 10/04/21 USD 1.16 USD 1.16 EUR 14 $ 10,450
EUR Currency One-Touch UBS AG — 10/11/21 USD 1.15 USD 1.15 EUR 27 8,250
S&P 500 Index Up and In
Morgan Stanley &
Co. International
plc 234 10/15/21 USD 4,339.43 USD 4,491.31 USD — 18,707
USD Currency Up and In Deutsche Bank AG — 11/03/21 BRL 5.20 BRL 5.35 USD 245 807
$ 38,214
Exchange-Traded Options Purchased
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
SPDR S&P 500 ETF Trust ...................... 85 10/01/21 USD 441.00 USD 3,648 $ 383
Apple, Inc. ................................ 24 10/15/21 USD 155.00 USD 340 336
Barclays plc ............................... 46 10/15/21 GBP 1.90 GBP 87 2,789
Best Buy Co., Inc. ........................... 8 10/15/21 USD 120.00 USD 85 80
Constellation Brands, Inc. ...................... 5 10/15/21 USD 225.00 USD 105 475
Constellation Brands, Inc. ...................... 9 10/15/21 USD 245.00 USD 190 90
Crowdstrike Holdings, Inc. ...................... 4 10/15/21 USD 260.00 USD 98 1,112
Deere & Co. ............................... 2 10/15/21 USD 380.00 USD 67 50
Facebook, Inc. ............................. 10 10/15/21 USD 362.50 USD 339 1,240
iShares China Large-Cap ETF ................... 197 10/15/21 USD 43.00 USD 767 690
iShares MSCI Japan ETF ...................... 47 10/15/21 USD 74.00 USD 330 564
Masco Corp. ............................... 13 10/15/21 USD 60.00 USD 72 195
Mastercard, Inc. ............................ 5 10/15/21 USD 365.00 USD 174 785
Micron Technology, Inc. ....................... 13 10/15/21 USD 75.00 USD 92 553
Microsoft Corp. ............................. 8 10/15/21 USD 305.00 USD 226 312
Nucor Corp. ............................... 8 10/15/21 USD 110.00 USD 79 540
SPDR S&P 500 ETF Trust ...................... 33 10/15/21 USD 453.00 USD 1,416 446
SPDR S&P 500 ETF Trust ...................... 84 10/15/21 USD 442.00 USD 3,605 11,004
SPDR S&P 500 ETF Trust ...................... 323 10/15/21 USD 450.00 USD 13,861 7,591
TE Connectivity Ltd. .......................... 5 10/15/21 USD 145.00 USD 69 300
Thermo Fisher Scientific, Inc. .................... 2 10/15/21 USD 560.00 USD 114 3,890
TJX Cos., Inc. (The) .......................... 22 10/15/21 USD 75.00 USD 145 132
United Parcel Service, Inc. ..................... 4 10/15/21 USD 200.00 USD 73 66
Wells Fargo & Co. ........................... 47 10/15/21 USD 50.00 USD 218 1,481
Western Digital Corp. ......................... 7 10/15/21 USD 70.00 USD 40 56
Western Digital Corp. ......................... 7 10/15/21 USD 65.00 USD 40 112
Xilinx, Inc. ................................ 3 10/15/21 USD 167.50 USD 45 185
Xilinx, Inc. ................................ 7 10/15/21 USD 170.00 USD 106 350
Xilinx, Inc. ................................ 15 10/15/21 USD 160.00 USD 226 2,678
Alcoa Corp. ............................... 21 11/19/21 USD 50.00 USD 103 8,138
Alphabet, Inc. .............................. 1 11/19/21 USD 3,000.00 USD 267 1,550
Best Buy Co., Inc. ........................... 9 11/19/21 USD 125.00 USD 95 338
BNP Paribas SA ............................ 5 11/19/21 EUR 57.00 EUR 28 1,063
Eli Lilly & Co. .............................. 4 11/19/21 USD 240.00 USD 92 2,250
Global Payments, Inc. ........................ 6 11/19/21 USD 175.00 USD 95 1,200
iShares China Large-Cap ETF ................... 45 11/19/21 USD 45.00 USD 175 405
Mastercard, Inc. ............................ 7 11/19/21 USD 375.00 USD 243 2,888
Microsoft Corp. ............................. 2 11/19/21 USD 300.00 USD 56 860
Microsoft Corp. ............................. 13 11/19/21 USD 310.00 USD 366 2,730
Parker-Hannifin Corp. ......................... 6 11/19/21 USD 340.00 USD 168 375
Rio Tinto plc ............................... 15 11/19/21 USD 72.50 USD 100 1,763
salesforce.com, Inc. .......................... 5 11/19/21 USD 280.00 USD 136 3,688
salesforce.com, Inc. .......................... 19 11/19/21 USD 300.00 USD 515 4,256
Societe Generale SA ......................... 10 11/19/21 EUR 28.00 EUR 27 1,222
SPDR S&P 500 ETF Trust ...................... 63 11/19/21 USD 448.00 USD 2,704 18,490
Twilio, Inc. ................................ 3 11/19/21 USD 390.00 USD 96 1,170
Vale SA .................................. 60 11/19/21 USD 17.00 USD 84 990

BlackRock Global Allocation Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2021
Exchange-Traded Options Purchased (continued)
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Williams-Sonoma, Inc. ........................ 11 11/19/21 USD 170.00 USD 195 $ 17,105
Zscaler, Inc. ............................... 6 11/19/21 USD 250.00 USD 157 13,035
Best Buy Co., Inc. ........................... 30 12/17/21 USD 115.00 USD 317 8,850
Dexcom, Inc. .............................. 2 12/17/21 USD 560.00 USD 109 6,140
Diamondback Energy, Inc. ...................... 10 12/17/21 USD 90.00 USD 95 11,600
Diamondback Energy, Inc. ...................... 17 12/17/21 USD 115.00 USD 161 5,525
Freeport-McMoRan, Inc. ....................... 77 12/17/21 USD 33.00 USD 250 20,174
Lions Gate Entertainment Corp. .................. 3 12/17/21 USD 18.00 USD 4 105
SPDR S&P 500 ETF Trust ...................... 10 12/17/21 USD 360.00 USD 429 72,720
Thermo Fisher Scientific, Inc. .................... 2 12/17/21 USD 580.00 USD 114 4,640
Western Digital Corp. ......................... 12 12/17/21 USD 80.00 USD 68 342
SPDR S&P 500 ETF Trust ...................... 42 12/31/21 USD 448.00 USD 1,802 24,630
SPDR S&P 500 ETF Trust ...................... 85 12/31/21 USD 465.00 USD 3,648 12,280
Caesars Entertainment, Inc. .................... 6 01/21/22 USD 100.00 USD 67 11,145
Devon Energy Corp. .......................... 29 01/21/22 USD 35.00 USD 103 10,948
Devon Energy Corp. .......................... 36 01/21/22 USD 28.00 USD 128 30,420
Energy Transfer LP .......................... 61 01/21/22 USD 10.00 USD 58 3,599
FedEx Corp. ............................... 4 01/21/22 USD 280.00 USD 88 402
Lions Gate Entertainment Corp. .................. 3 01/21/22 USD 19.00 USD 4 120
345,641
Put
SPDR S&P 500 ETF Trust ...................... 38 10/01/21 USD 435.00 USD 1,631 21,337
SPDR S&P 500 ETF Trust ...................... 3 10/08/21 USD 420.00 USD 129 740
American Airlines Group, Inc. .................... 3 10/15/21 USD 16.00 USD 6 11
iShares iBoxx $ High Yield Corporate Bond ETF ....... 4 10/15/21 USD 86.00 USD 35 80
iShares iBoxx $ High Yield Corporate Bond ETF ....... 13 10/15/21 USD 87.00 USD 114 481
iShares Russell 2000 ETF ...................... 3 10/15/21 USD 210.00 USD 66 332
iShares Russell 2000 ETF ...................... 4 10/15/21 USD 208.00 USD 88 648
SPDR S&P 500 ETF Trust ...................... 2 10/15/21 USD 418.00 USD 86 753
SPDR S&P 500 ETF Trust ...................... 35 10/15/21 USD 433.00 USD 1,502 29,295
iShares iBoxx $ High Yield Corporate Bond ETF ....... 60 11/19/21 USD 85.00 USD 525 2,670
iShares iBoxx $ Investment Grade Corporate Bond ETF .. 70 11/19/21 USD 131.00 USD 931 6,300
Lowe's Cos., Inc. ............................ 10 11/19/21 USD 195.00 USD 203 5,675
Seagate Technology Holdings plc ................. 2 11/19/21 USD 70.00 USD 17 201
SPDR S&P 500 ETF Trust ...................... 19 11/19/21 USD 428.00 USD 815 22,040
Spire Global, Inc. ............................ 1 11/19/21 USD 10.00 USD 1 213
Uber Technologies, Inc. ....................... 3 11/19/21 USD 30.00 USD 13 36
U.S. Treasury 5 Year Note ...................... 1 11/26/21 USD 122.00 USD 100 219
90-day Eurodollar December 2021 Futures .......... 14 12/10/21 USD 99.38 USD 3,500 788
90-day Eurodollar December 2021 Futures .......... 122 12/10/21 USD 98.38 USD 30,500 41,175
American Airlines Group, Inc. .................... 3 12/17/21 USD 15.00 USD 6 96
PG&E Corp. ............................... 5 12/17/21 USD 7.00 USD 5 55
SPDR S&P 500 ETF Trust ...................... 16 12/17/21 USD 423.00 USD 687 21,312
Uber Technologies, Inc. ....................... 6 12/17/21 USD 25.00 USD 27 75
154,532
$ 500,173
OTC Options Purchased
Description Counterparty
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
LVMH Moet Hennessy Louis
Vuitton SE ........... Barclays Bank plc 208 10/15/21 EUR 710.00 EUR 129 $ 55
PayPal Holdings, Inc. ...... BNP Paribas SA 847 10/15/21 USD 292.50 USD 220 160
Sanofi ................ Credit Suisse International 994 10/15/21 EUR 90.00 EUR 83 35
Unilever NV ............ Credit Suisse International 3,147 10/15/21 EUR 49.77 EUR 147 229
USD Currency ........... JPMorgan Chase Bank NA — 10/27/21 CNH 6.60 USD 472 166
Adidas AG ............. Barclays Bank plc 249 11/19/21 EUR 305.00 EUR 68 516
DR Horton, Inc. .......... Citibank NA 1,943 11/19/21 USD 102.50 USD 163 608

BlackRock Global Allocation Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2021
OTC Options Purchased (continued)
Description Counterparty
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
EURO STOXX 50 Price Index Credit Suisse International 70 11/19/21 EUR 4,200.00 EUR 283 $ 3,000
Generac Holdings, Inc. ..... Credit Suisse International 187 11/19/21 USD 450.00 USD 76 1,935
ResMed, Inc. ........... Citibank NA 382 11/19/21 USD 280.00 USD 101 2,180
Wells Fargo & Co. ........ Citibank NA 9,093 11/19/21 USD 49.00 USD 422 10,973
Willscot Mobile Mini Holdings
Corp. ............... Credit Suisse International 772 12/17/21 EUR 30.00 EUR 24 2,586
Vodafone Group plc ....... Goldman Sachs International 61,155 01/21/22 GBP 1.20 GBP 69 2,297
Amazon.com, Inc. ........ Citibank NA 76 06/17/22 USD 4,150.00 USD 250 4,908
29,648
Put
ASML Holding NV ........ Goldman Sachs International 146 10/15/21 EUR 620.00 EUR 94 1,407
EUR Currency ........... Deutsche Bank AG — 10/15/21 USD 1.17 EUR 1,964 16,990
EUR Currency ........... BNP Paribas SA — 11/24/21 USD 1.15 EUR 1,731 9,202
EUR Currency ........... Morgan Stanley & Co. International plc — 11/24/21 USD 1.16 EUR 1,731 18,404
EUR Currency ........... BNP Paribas SA — 02/24/22 USD 1.16 EUR 1,293 18,670
64,673
$ 94,321
OTC Dual Binary Options Purchased
Description
(a)
Counterparty Units
Expiration
Date
Notional
Amount (000) Value
Call
Dual Binary Option: Payout at expiration if the S&P 500
Index <= 4,567.73 and 10 year swap >= 1.7 ....... Goldman Sachs International 24 10/15/21 USD 219 $ 2,154
(a)
Option only pays if both terms are met on the expiration date.
OTC Credit Default Swaptions Purchased
Paid by the Fund Received by the Fund
Description Rate/Reference Frequency Rate/Reference Frequency Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000)
(a)
Value
Put
Bought Protection on
5-Year Credit Default
Swap 5.00 % Quarterly CDX.NA.HY.36.V1 Quarterly Bank of America NA 10/20/21 USD 108.00 USD 85 $ 224
Bought Protection on
5-Year Credit Default
Swap 5.00 Quarterly CDX.NA.HY.37.V1 Quarterly
JPMorgan Chase
Bank NA 10/20/21 USD 108.50 USD 70 305
Bought Protection on
5-Year Credit Default
Swap 5.00 Quarterly CDX.NA.HY.36.V1 Quarterly
Credit Suisse
International 10/20/21 USD 109.00 USD 80 438
Bought Protection on
5-Year Credit Default
Swap 5.00 Quarterly CDX.NA.HY.36.V1 Quarterly
Goldman Sachs
International 10/20/21 USD 109.00 USD 75 410
$ 1,377
(a)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

BlackRock Global Allocation Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2021
OTC Interest Rate Swaptions Purchased
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
30-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.34% Semi-Annual
Morgan Stanley & Co.
International plc 11/19/21 1.34 % USD 585 $ 821
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.26% Semi-Annual
Goldman Sachs
International 11/26/21 1.26 USD 761 1,552
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.30% Semi-Annual
Goldman Sachs
International 11/26/21 1.30 USD 693 1,804
20-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.56% Semi-Annual
Goldman Sachs
International 11/26/21 1.56 USD 369 1,978
30-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.56% Semi-Annual
Goldman Sachs
International 11/26/21 1.56 USD 277 1,874
30-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.40% Semi-Annual
Morgan Stanley & Co.
International plc 12/15/21 1.40 USD 338 1,585
10-Year Interest Rate Swap
(a)
6 month
EURIBOR Semi-Annual 0.07% Annual
Goldman Sachs
International 12/24/21 0.07 EUR 762 3,547
30-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.60% Semi-Annual
Goldman Sachs
International 04/20/22 1.60 USD 767 20,173
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.30% Semi-Annual
Morgan Stanley & Co.
International plc 04/21/22 1.30 USD 813 6,516
1-Year Interest Rate Swap
(a)
. 3 month LIBOR Quarterly 0.80% Semi-Annual
Morgan Stanley & Co.
International plc 03/16/23 0.80 USD 10,341 21,421
61,271
Put
5-Year Interest Rate Swap
(a)
. 1.15% Semi-Annual 3 month LIBOR Quarterly Citibank NA 11/08/21 1.15 USD 1,930 5,408
30-Year Interest Rate Swap
(a)
0.48% Annual
6 month
EURIBOR Semi-Annual
JPMorgan Chase
Bank NA 11/16/21 0.48 EUR 760 19,148
30-Year Interest Rate Swap
(a)
0.49% Annual
6 month
EURIBOR Semi-Annual
Goldman Sachs
International 11/24/21 0.49 EUR 742 19,095
30-Year Interest Rate Swap
(a)
0.52% Annual
6 month
EURIBOR Semi-Annual
Goldman Sachs
International 12/09/21 0.52 EUR 687 17,055
10-Year Interest Rate Swap
(a)
1.79% Semi-Annual 3 month LIBOR Quarterly
Goldman Sachs
International 12/29/21 1.79 USD 952 6,434
1-Year Interest Rate Swap
(a)
. 0.50% Semi-Annual 3 month LIBOR Quarterly
Morgan Stanley & Co.
International plc 07/05/22 0.50 USD 11,010 10,937
78,077
$ 139,348
(a)
Forward settling swaption.
OTC Barrier Options Written
Description Type of Option Counterparty
Number of
Contracts Expiration Date Exercise Price
Barrier
Price/Range
Notional
Amount (000) Value
Put
EURO STOXX 50 Index . Down and In
Credit Suisse
International 129 12/17/21 EUR 3,500.00 EUR 3,100.00 EUR — $ (5,349)
Exchange-Traded Options Written
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
Applied Materials, Inc. ......................... 9 10/15/21 USD 150.00 USD 116 $ (108)

BlackRock Global Allocation Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2021
Exchange-Traded Options Written (continued)
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Crowdstrike Holdings, Inc. ....................... 4 10/15/21 USD 290.00 USD 98 $ (72)
iShares China Large-Cap ETF .................... 197 10/15/21 USD 46.00 USD 767 (197)
iShares MSCI Japan ETF ....................... 47 10/15/21 USD 77.00 USD 330 (212)
Micron Technology, Inc. ........................ 18 10/15/21 USD 80.00 USD 128 (153)
NVIDIA Corp. ............................... 4 10/15/21 USD 240.00 USD 83 (130)
SPDR S&P 500 ETF Trust ....................... 84 10/15/21 USD 452.00 USD 3,605 (1,302)
Western Digital Corp. .......................... 7 10/15/21 USD 80.00 USD 40 (21)
Western Digital Corp. .......................... 7 10/15/21 USD 90.00 USD 40 (105)
Xilinx, Inc. ................................. 7 10/15/21 USD 180.00 USD 106 (193)
Xilinx, Inc. ................................. 18 10/15/21 USD 175.00 USD 272 (684)
Alcoa Corp. ................................ 21 11/19/21 USD 60.00 USD 103 (2,405)
Best Buy Co., Inc. ............................ 9 11/19/21 USD 145.00 USD 95 (144)
ConocoPhillips .............................. 26 11/19/21 USD 70.00 USD 176 (6,682)
Eli Lilly & Co. ............................... 4 11/19/21 USD 260.00 USD 92 (594)
Global Payments, Inc. ......................... 10 11/19/21 USD 195.00 USD 158 (450)
iShares China Large-Cap ETF .................... 45 11/19/21 USD 49.00 USD 175 (945)
JPMorgan Chase & Co. ........................ 2 11/19/21 USD 170.00 USD 33 (650)
Lowe's Cos., Inc. ............................. 10 11/19/21 USD 225.00 USD 203 (1,508)
Microsoft Corp. .............................. 19 11/19/21 USD 335.00 USD 536 (988)
NVIDIA Corp. ............................... 5 11/19/21 USD 262.50 USD 104 (510)
Rio Tinto plc ................................ 15 11/19/21 USD 77.50 USD 100 (638)
salesforce.com, Inc. ........................... 19 11/19/21 USD 320.00 USD 515 (1,283)
SPDR S&P 500 ETF Trust ....................... 116 11/19/21 USD 460.00 USD 4,978 (7,076)
Twilio, Inc. ................................. 3 11/19/21 USD 440.00 USD 96 (312)
Vale SA ................................... 60 11/19/21 USD 20.00 USD 84 (300)
Zscaler, Inc. ................................ 6 11/19/21 USD 270.00 USD 157 (6,720)
Bank of America Corp. ......................... 19 12/17/21 USD 45.00 USD 81 (2,119)
Best Buy Co., Inc. ............................ 30 12/17/21 USD 125.00 USD 317 (3,285)
BP plc .................................... 31 12/17/21 USD 30.00 USD 85 (1,953)
Comcast Corp. .............................. 18 12/17/21 USD 62.50 USD 101 (918)
Dexcom, Inc. ............................... 2 12/17/21 USD 660.00 USD 109 (1,080)
Diamondback Energy, Inc. ....................... 10 12/17/21 USD 130.00 USD 95 (1,500)
Diamondback Energy, Inc. ....................... 17 12/17/21 USD 135.00 USD 161 (1,998)
EQT Corp. ................................. 25 12/17/21 USD 25.00 USD 51 (2,313)
Freeport-McMoRan, Inc. ........................ 77 12/17/21 USD 40.00 USD 250 (5,583)
Johnson & Johnson ........................... 6 12/17/21 USD 180.00 USD 97 (327)
SPDR S&P 500 ETF Trust ....................... 20 12/17/21 USD 455.00 USD 858 (5,640)
UnitedHealth Group, Inc. ........................ 2 12/17/21 USD 450.00 USD 78 (322)
SPDR S&P 500 ETF Trust ....................... 42 12/31/21 USD 480.00 USD 1,802 (1,533)
SPDR S&P 500 ETF Trust ....................... 42 12/31/21 USD 470.00 USD 1,802 (3,885)
Caesars Entertainment, Inc. ..................... 6 01/21/22 USD 130.00 USD 67 (2,985)
Devon Energy Corp. ........................... 29 01/21/22 USD 40.00 USD 103 (5,684)
Devon Energy Corp. ........................... 36 01/21/22 USD 38.00 USD 128 (9,162)
(84,669)
Put
SPDR S&P 500 ETF Trust ....................... 85 10/01/21 USD 420.00 USD 3,648 (1,488)
SPDR S&P 500 ETF Trust ....................... 3 10/08/21 USD 405.00 USD 129 (198)
Apple, Inc. ................................. 10 10/15/21 USD 135.00 USD 142 (1,285)
Apple, Inc. ................................. 14 10/15/21 USD 130.00 USD 198 (917)
Applied Materials, Inc. ......................... 9 10/15/21 USD 110.00 USD 116 (311)
Aptiv plc ................................... 6 10/15/21 USD 140.00 USD 89 (645)
Autodesk, Inc. ............................... 6 10/15/21 USD 290.00 USD 171 (5,730)
Barclays plc ................................ 46 10/15/21 GBP 1.65 GBP 87 (465)
Constellation Brands, Inc. ....................... 14 10/15/21 USD 200.00 USD 295 (2,870)
Crowdstrike Holdings, Inc. ....................... 4 10/15/21 USD 200.00 USD 98 (186)
Deere & Co. ................................ 2 10/15/21 USD 330.00 USD 67 (1,255)
Facebook, Inc. .............................. 7 10/15/21 USD 330.00 USD 238 (3,693)
Hilton Worldwide Holdings, Inc. ................... 8 10/15/21 USD 110.00 USD 106 (200)
Intuitive Surgical, Inc. .......................... 1 10/15/21 USD 925.00 USD 99 (705)
iShares Russell 2000 ETF ....................... 3 10/15/21 USD 195.00 USD 66 (66)
iShares Russell 2000 ETF ....................... 4 10/15/21 USD 190.00 USD 88 (120)
Masco Corp. ................................ 13 10/15/21 USD 55.00 USD 72 (1,268)
Mastercard, Inc. ............................. 5 10/15/21 USD 325.00 USD 174 (1,075)

BlackRock Global Allocation Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2021
Exchange-Traded Options Written (continued)
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Micron Technology, Inc. ........................ 13 10/15/21 USD 67.50 USD 92 $ (839)
Microsoft Corp. .............................. 8 10/15/21 USD 255.00 USD 226 (880)
Nucor Corp. ................................ 8 10/15/21 USD 92.50 USD 79 (1,260)
SPDR S&P 500 ETF Trust ....................... 2 10/15/21 USD 390.00 USD 86 (144)
SPDR S&P 500 ETF Trust ....................... 35 10/15/21 USD 413.00 USD 1,502 (9,888)
TE Connectivity Ltd. ........................... 5 10/15/21 USD 125.00 USD 69 (350)
Thermo Fisher Scientific, Inc. ..................... 2 10/15/21 USD 500.00 USD 114 (105)
Thermo Fisher Scientific, Inc. ..................... 2 10/15/21 USD 490.00 USD 114 (80)
TJX Cos., Inc. (The) ........................... 37 10/15/21 USD 65.00 USD 244 (4,380)
United Parcel Service, Inc. ...................... 4 10/15/21 USD 180.00 USD 73 (1,032)
Alphabet, Inc. ............................... 1 11/19/21 USD 2,600.00 USD 267 (9,165)
BNP Paribas SA ............................. 5 11/19/21 EUR 50.00 EUR 28 (869)
Boston Scientific Corp. ......................... 24 11/19/21 USD 38.00 USD 104 (1,056)
Comcast Corp. .............................. 71 11/19/21 USD 50.00 USD 397 (4,615)
Edwards Lifesciences Corp. ..................... 9 11/19/21 USD 100.00 USD 102 (1,328)
Eli Lilly & Co. ............................... 4 11/19/21 USD 210.00 USD 92 (1,520)
Facebook, Inc. .............................. 12 11/19/21 USD 330.00 USD 407 (15,840)
Global Payments, Inc. ......................... 9 11/19/21 USD 175.00 USD 142 (17,235)
iShares iBoxx $ High Yield Corporate Bond ETF ........ 60 11/19/21 USD 82.00 USD 525 (1,410)
iShares iBoxx $ Investment Grade Corporate Bond ETF ... 70 11/19/21 USD 128.00 USD 931 (2,975)
Lowe's Cos., Inc. ............................. 10 11/19/21 USD 180.00 USD 203 (2,325)
Mastercard, Inc. ............................. 7 11/19/21 USD 330.00 USD 243 (5,443)
Microsoft Corp. .............................. 2 11/19/21 USD 265.00 USD 56 (1,220)
Microsoft Corp. .............................. 6 11/19/21 USD 280.00 USD 169 (6,450)
Parker-Hannifin Corp. .......................... 6 11/19/21 USD 250.00 USD 168 (2,220)
Societe Generale SA .......................... 10 11/19/21 EUR 24.00 EUR 27 (521)
SPDR S&P 500 ETF Trust ....................... 19 11/19/21 USD 398.00 USD 815 (9,149)
Twilio, Inc. ................................. 3 11/19/21 USD 300.00 USD 96 (4,155)
Zscaler, Inc. ................................ 6 11/19/21 USD 200.00 USD 157 (609)
U.S. Treasury 10 Year Note ...................... 27 11/26/21 USD 131.00 USD 2,700 (17,297)
Charter Communications, Inc. .................... 3 12/17/21 USD 680.00 USD 218 (5,175)
Dexcom, Inc. ............................... 2 12/17/21 USD 470.00 USD 109 (2,110)
SPDR S&P 500 ETF Trust ....................... 16 12/17/21 USD 388.00 USD 687 (9,504)
UnitedHealth Group, Inc. ........................ 2 12/17/21 USD 350.00 USD 78 (1,410)
Energy Transfer LP ........................... 61 01/21/22 USD 8.00 USD 58 (1,891)
FedEx Corp. ................................ 4 01/21/22 USD 220.00 USD 88 (5,730)
(172,657)
$ (257,326)
OTC Options Written
Description Counterparty
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
ASML Holding NV ........... Goldman Sachs International 146 10/15/21 EUR 700.00 EUR 94 $ (465)
LVMH Moet Hennessy Louis Vuitton
SE ................... Barclays Bank plc 208 10/15/21 EUR 750.00 EUR 129 (5)
USD Currency .............. JPMorgan Chase Bank NA — 10/27/21 CNH 6.75 USD 708 (38)
Adidas AG ................ Barclays Bank plc 249 11/19/21 EUR 330.00 EUR 68 (89)
EURO STOXX 50 Price Index ... Credit Suisse International 69 11/19/21 EUR 4,350.00 EUR 279 (504)
Wells Fargo & Co. ........... Citibank NA 9,093 11/19/21 USD 54.00 USD 422 (2,505)
Vodafone Group plc .......... Goldman Sachs International 61,155 01/21/22 GBP 1.35 GBP 69 (377)
(3,983)
Put
Adidas AG ................ Credit Suisse International 282 10/15/21 EUR 280.00 EUR 77 (3,698)
EUR Currency .............. Deutsche Bank AG — 10/15/21 USD 1.16 EUR 1,964 (6,644)
LVMH Moet Hennessy Louis Vuitton
SE ................... Barclays Bank plc 208 10/15/21 EUR 640.00 EUR 129 (6,534)
PayPal Holdings, Inc. ......... BNP Paribas SA 847 10/15/21 USD 255.00 USD 220 (3,775)
Sanofi ................... Credit Suisse International 994 10/15/21 EUR 80.00 EUR 83 (495)

BlackRock Global Allocation Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2021
OTC Options Written (continued)
Description Counterparty
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Unilever NV ............... Credit Suisse International 3,147 10/15/21 EUR 43.49 EUR 147 $ (282)
USD Currency .............. JPMorgan Chase Bank NA — 10/27/21 CNH 6.45 USD 141 (459)
USD Currency .............. Deutsche Bank AG — 11/03/21 BRL 4.85 USD 245 (26)
Adidas AG ................ Barclays Bank plc 249 11/19/21 EUR 265.00 EUR 68 (2,659)
DR Horton, Inc. ............. Citibank NA 1,782 11/19/21 USD 87.50 USD 150 (10,915)
Generac Holdings, Inc. ........ Credit Suisse International 187 11/19/21 USD 360.00 USD 76 (1,767)
ResMed, Inc. .............. Citibank NA 382 11/19/21 USD 245.00 USD 101 (1,964)
Wells Fargo & Co. ........... Citibank NA 4,547 11/19/21 USD 42.00 USD 211 (4,394)
EUR Currency .............. BNP Paribas SA — 11/24/21 USD 1.16 EUR 1,731 (17,983)
Global Payments, Inc. ........ Citibank NA 873 12/17/21 USD 150.00 USD 138 (5,388)
LVMH Moet Hennessy Louis Vuitton
SE ................... UBS AG 146 12/17/21 EUR 600.00 EUR 91 (4,060)
Willscot Mobile Mini Holdings Corp. Credit Suisse International 772 12/17/21 EUR 25.00 EUR 24 (154)
Amazon.com, Inc. ........... Citibank NA 38 06/17/22 USD 2,800.00 USD 125 (4,709)
(75,906)
$ (79,889)
OTC Credit Default Swaptions Written
Paid by the Fund Received by the Fund
Description Rate/Reference Frequency Rate/Reference Frequency Counterparty
Expiration
Date
Credit
Rating
(a)
Exercise
Price
Notional
Amount (000)
(b)
Value
Put
Sold Protection on
5-Year Credit
Default Swap CDX.NA.HY.36.V1 Quarterly 5.00 % Quarterly
Bank of America
NA 10/20/21 NR USD 104.00 USD 85 $ (40)
Sold Protection on
5-Year Credit
Default Swap CDX.NA.HY.36.V1 Quarterly 5.00 Quarterly
Credit Suisse
International 10/20/21 NR USD 105.00 USD 80 (47)
Sold Protection on
5-Year Credit
Default Swap CDX.NA.HY.36.V1 Quarterly 5.00 Quarterly
Goldman Sachs
International 10/20/21 NR USD 105.00 USD 75 (44)
Sold Protection on
5-Year Credit
Default Swap CDX.NA.HY.37.V1 Quarterly 5.00 Quarterly
JPMorgan Chase
Bank NA 10/20/21 NR USD 105.00 USD 70 (56)
$ (187)
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Interest Rate Swaptions Written
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
1-Year Interest Rate Swap
(a)
. 0.40% Semi-Annual 3 month LIBOR Quarterly
Morgan Stanley & Co.
International plc 03/16/23 0.40 % USD 10,341 $ (5,579)
1-Year Interest Rate Swap
(a)
. 0.60% Semi-Annual 3 month LIBOR Quarterly
Morgan Stanley & Co.
International plc 03/16/23 0.60 USD 10,341 (11,681)
(17,260)
Put
5-Year Interest Rate Swap
(a)
. 3 month LIBOR Quarterly 1.18% Semi-Annual Citibank NA 10/12/21 1.18 USD 3,747 (1,932)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.59% Semi-Annual Citibank NA 10/12/21 1.59 USD 2,717 (7,442)
30-Year Interest Rate Swap
(a)
6 month
EURIBOR Semi-Annual 0.78% Annual
JPMorgan Chase
Bank NA 11/16/21 0.78 EUR 760 (1,715)

BlackRock Global Allocation Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2021
OTC Interest Rate Swaptions Written (continued)
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.62% Semi-Annual
Morgan Stanley & Co.
International plc 11/17/21 1.62 % USD 1,852 $ (13,425)
30-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.94% Semi-Annual
Morgan Stanley & Co.
International plc 11/19/21 1.94 USD 585 (8,944)
30-Year Interest Rate Swap
(a)
6 month
EURIBOR Semi-Annual 0.79% Annual
Goldman Sachs
International 11/24/21 0.79 EUR 742 (2,117)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.70% Semi-Annual
Goldman Sachs
International 11/26/21 1.70 USD 693 (4,036)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.71% Semi-Annual
Goldman Sachs
International 11/26/21 1.71 USD 761 (4,229)
20-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.96% Semi-Annual
Goldman Sachs
International 11/26/21 1.96 USD 369 (3,727)
30-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 2.01% Semi-Annual
Goldman Sachs
International 11/26/21 2.01 USD 277 (3,347)
30-Year Interest Rate Swap
(a)
6 month
EURIBOR Semi-Annual 0.82% Annual
Goldman Sachs
International 12/09/21 0.82 EUR 687 (2,467)
30-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.90% Semi-Annual
Morgan Stanley & Co.
International plc 12/15/21 1.90 USD 338 (8,768)
5-Year Interest Rate Swap
(a)
. 3 month LIBOR Quarterly 1.31% Semi-Annual
Morgan Stanley & Co.
International plc 12/17/21 1.31 USD 1,710 (4,940)
30-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.97% Semi-Annual
Morgan Stanley & Co.
International plc 12/17/21 1.97 USD 338 (6,787)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.72% Semi-Annual
Goldman Sachs
International 12/23/21 1.72 USD 1,627 (13,254)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.76% Semi-Annual
Goldman Sachs
International 01/26/22 1.76 USD 2,974 (29,343)
5-Year Interest Rate Swap
(a)
. 3 month LIBOR Quarterly 3.04% Semi-Annual Barclays Bank plc 06/15/26 3.04 USD 3,176 (44,494)
5-Year Interest Rate Swap
(a)
. 3 month LIBOR Quarterly 3.04% Semi-Annual
Morgan Stanley & Co.
International plc 06/30/26 3.04 USD 1,445 (20,398)
(181,365)
$ (198,625)
(a)
Forward settling swaption.
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CDX.NA.IG.33.V1 ................... 1.00 % Quarterly 12/20/24 USD 6,863 $ (131,897) $ (97,296) $ (34,601)
CDX.NA.HY.34.V9 ................... 5.00 Quarterly 06/20/25 USD 504 (45,081) (10,557) (34,524)
CDX.NA.IG.36.V1 ................... 1.00 Quarterly 06/20/26 USD 944 (23,034) (18,109) (4,925)
$ (200,012) $ (125,962) $ (74,050)

BlackRock Global Allocation Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2021
Centrally Cleared Credit Defa ul t Swaps — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency
Termination
Date
Credit
Rating
(a)
Notional
Amount
(000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
ITRAXX.EUR.
CROSSOVER.34.V2 . 5.00 % Quarterly 12/20/25 BB- EUR 558 $ 79,033 $ 42,145 $ 36,888
ITRAXX.EUR.
CROSSOVER.35.V1 . 5.00 Quarterly 06/20/26 BB- EUR 391 53,667 54,614 (947)
$ 132,700 $ 96,759 $ 35,941
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1.06% Semi-Annual 3 month LIBOR Quarterly N/A 03/27/22 USD 8,345 $ (37,969) $ (351) $ (37,618)
0.88% Semi-Annual 3 month LIBOR Quarterly N/A 08/17/22 USD 4,668 (33,803) — (33,803)
28 day MXIBTIIE Monthly 4.42% Monthly N/A 02/28/23 MXN 7,323 (8,315) — (8,315)
28 day MXIBTIIE Monthly 4.50% Monthly N/A 03/03/23 MXN 7,321 (7,972) — (7,972)
28 day MXIBTIIE Monthly 4.68% Monthly N/A 02/27/24 MXN 5,196 (10,654) — (10,654)
28 day MXIBTIIE Monthly 4.86% Monthly N/A 03/01/24 MXN 5,196 (9,686) — (9,686)
0.40% Semi-Annual 3 month LIBOR Quarterly N/A 03/08/24 USD 6,570 14,258 — 14,258
0.53% Semi-Annual 3 month LIBOR Quarterly 06/06/22
(a)
06/06/24 USD 1,612 5,944 — 5,944
0.57% Semi-Annual 3 month LIBOR Quarterly N/A 06/28/24 USD 1,455 (1,641) — (1,641)
0.51% Semi-Annual 3 month LIBOR Quarterly N/A 07/13/24 USD 1,341 2,213 — 2,213
0.55% Semi-Annual 3 month LIBOR Quarterly N/A 07/16/24 USD 2,023 1,213 — 1,213
0.55% Semi-Annual 3 month LIBOR Quarterly N/A 07/20/24 USD 670 424 — 424
0.55% Semi-Annual 3 month LIBOR Quarterly N/A 07/20/24 USD 1,340 907 — 907
0.49% Semi-Annual 3 month LIBOR Quarterly N/A 07/23/24 USD 1,321 3,342 — 3,342
0.49% Semi-Annual 3 month LIBOR Quarterly N/A 07/23/24 USD 1,321 3,224 — 3,224
0.56% Semi-Annual 3 month LIBOR Quarterly N/A 08/12/24 USD 2,016 2,480 — 2,480
0.57% Semi-Annual 3 month LIBOR Quarterly N/A 08/13/24 USD 1,313 1,199 — 1,199
0.57% Semi-Annual 3 month LIBOR Quarterly N/A 08/27/24 USD 660 953 — 953
0.57% Semi-Annual 3 month LIBOR Quarterly N/A 08/27/24 USD 653 914 — 914
0.57% Semi-Annual 3 month LIBOR Quarterly N/A 08/27/24 USD 663 894 — 894
0.57% Semi-Annual 3 month LIBOR Quarterly N/A 08/27/24 USD 663 857 — 857
0.57% Semi-Annual 3 month LIBOR Quarterly N/A 08/27/24 USD 660 1,002 — 1,002
1.60% Semi-Annual 3 month LIBOR Quarterly N/A 01/24/25 USD 3,339 (103,652) 30 (103,682)
0.35% Semi-Annual 3 month LIBOR Quarterly N/A 08/27/25 USD 1,240 24,851 — 24,851
3 month LIBOR Quarterly 0.37% Semi-Annual N/A 10/29/25 USD 3,586 (73,331) — (73,331)
3 month LIBOR Quarterly 0.46% Semi-Annual N/A 11/23/25 USD 996 (17,730) — (17,730)
3 month LIBOR Quarterly 0.39% Semi-Annual N/A 02/10/26 USD 2,506 (61,823) — (61,823)
0.68% Semi-Annual 3 month LIBOR Quarterly N/A 02/19/26 USD 1,232 14,603 — 14,603
0.70% Semi-Annual 3 month LIBOR Quarterly N/A 02/22/26 USD 337 3,785 — 3,785
3 month LIBOR Quarterly 0.83% Semi-Annual N/A 03/08/26 USD 4,030 (23,542) — (23,542)
3 month LIBOR Quarterly 0.85% Semi-Annual N/A 04/08/26 USD 5,900 (15,668) — (15,668)
3 month LIBOR Quarterly 0.87% Semi-Annual N/A 04/08/26 USD 2,429 (4,050) — (4,050)
0.60% Semi-Annual 3 month LIBOR Quarterly N/A 04/08/26 USD 5,900 88,570 — 88,570
0.62% Semi-Annual 3 month LIBOR Quarterly N/A 04/08/26 USD 2,429 34,069 — 34,069
0.63% Semi-Annual 3 month LIBOR Quarterly N/A 05/26/26 USD 5,690 89,308 — 89,308
0.85% Semi-Annual 3 month LIBOR Quarterly N/A 05/27/26 USD 2,874 14,027 — 14,027
0.64% Semi-Annual 3 month LIBOR Quarterly N/A 05/27/26 USD 8,622 131,480 — 131,480
3 month LIBOR Quarterly 0.98% Semi-Annual N/A 06/28/26 USD 873 (154) — (154)
3 month LIBOR Quarterly 0.87% Semi-Annual N/A 07/13/26 USD 790 (4,904) — (4,904)
28 day MXIBTIIE Monthly 6.48% Monthly N/A 08/12/26 MXN 4,339 (4,839) — (4,839)
28 day MXIBTIIE Monthly 6.43% Monthly N/A 08/13/26 MXN 5,991 (7,333) — (7,333)
28 day MXIBTIIE Monthly 6.47% Monthly N/A 08/13/26 MXN 5,959 (6,833) — (6,833)
28 day MXIBTIIE Monthly 6.42% Monthly N/A 08/14/26 MXN 4,857 (6,078) — (6,078)

BlackRock Global Allocation Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2021
Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
28 day MXIBTIIE Monthly 6.44% Monthly N/A 08/14/26 MXN 2,947 $ (3,536) $ — $ (3,536)
28 day MXIBTIIE Monthly 6.42% Monthly N/A 08/17/26 MXN 4,376 (5,476) — (5,476)
0.94% Semi-Annual 3 month LIBOR Quarterly 10/14/21
(a)
10/14/26 USD 461 3,369 — 3,369
0.69% Semi-Annual 3 month LIBOR Quarterly N/A 06/23/30 USD 392 24,998 — 24,998
3 month LIBOR Quarterly 1.08% Semi-Annual N/A 08/17/30 USD 936 (31,027) — (31,027)
3 month LIBOR Quarterly 0.64% Semi-Annual N/A 08/21/30 USD 427 (30,482) — (30,482)
3 month LIBOR Quarterly 0.68% Semi-Annual N/A 09/14/30 USD 154 (10,694) — (10,694)
3 month LIBOR Quarterly 0.66% Semi-Annual N/A 09/25/30 USD 234 (16,684) — (16,684)
0.71% Semi-Annual 3 month LIBOR Quarterly N/A 09/25/30 USD 234 15,688 — 15,688
3 month LIBOR Quarterly 0.69% Semi-Annual N/A 09/29/30 USD 187 (12,839) — (12,839)
0.76% Semi-Annual 3 month LIBOR Quarterly N/A 09/29/30 USD 187 11,695 — 11,695
0.81% Semi-Annual 3 month LIBOR Quarterly N/A 11/23/30 USD 656 37,911 — 37,911
1.17% Semi-Annual 3 month LIBOR Quarterly N/A 02/04/31 USD 426 12,314 — 12,314
1.20% Semi-Annual 3 month LIBOR Quarterly N/A 02/05/31 USD 251 6,759 — 6,759
3 month LIBOR Quarterly 1.40% Semi-Annual N/A 04/07/31 USD 1,860 (9,226) — (9,226)
3 month LIBOR Quarterly 1.42% Semi-Annual N/A 04/08/31 USD 1,072 (3,317) — (3,317)
1.57% Semi-Annual 3 month LIBOR Quarterly N/A 05/27/31 USD 696 (5,975) — (5,975)
1.54% Semi-Annual 3 month LIBOR Quarterly N/A 05/28/31 USD 123 (709) — (709)
2.18% Semi-Annual 3 month LIBOR Quarterly 06/17/26
(a)
06/17/31 USD 1,070 (6,129) — (6,129)
2.18% Semi-Annual 3 month LIBOR Quarterly 06/17/26
(a)
06/17/31 USD 1,036 (5,992) — (5,992)
2.16% Semi-Annual 3 month LIBOR Quarterly 06/18/26
(a)
06/18/31 USD 1,070 (5,272) — (5,272)
1.99% Semi-Annual 3 month LIBOR Quarterly 07/02/26
(a)
07/02/31 USD 1,012 2,914 — 2,914
1.99% Semi-Annual 3 month LIBOR Quarterly 07/02/26
(a)
07/02/31 USD 433 1,326 — 1,326
0.02% Annual
6 month
EURIBOR Semi-Annual N/A 08/26/31 EUR 762 11,106 — 11,106
1.40% Semi-Annual 3 month LIBOR Quarterly 10/12/21
(a)
10/12/31 USD 589 9,059 — 9,059
1.38% Semi-Annual 3 month LIBOR Quarterly 10/14/21
(a)
10/14/31 USD 359 6,126 — 6,126
1.38% Semi-Annual 3 month LIBOR Quarterly 10/14/21
(a)
10/14/31 USD 522 9,058 — 9,058
1.44% Semi-Annual 3 month LIBOR Quarterly 11/26/21
(a)
11/26/31 USD 316 4,319 — 4,319
1.41% Semi-Annual 3 month LIBOR Quarterly 11/30/21
(a)
11/30/31 USD 218 3,665 — 3,665
1.70% Semi-Annual 3 month LIBOR Quarterly 11/26/21
(a)
11/26/41 USD 169 4,154 — 4,154
0.89% Semi-Annual 3 month LIBOR Quarterly N/A 07/02/50 USD 291 65,398 — 65,398
0.88% Semi-Annual 3 month LIBOR Quarterly N/A 07/21/50 USD 192 43,792 — 43,792
3 month LIBOR Quarterly 1.08% Semi-Annual N/A 09/28/50 USD 98 (17,836) — (17,836)
3 month LIBOR Quarterly 1.08% Semi-Annual N/A 09/28/50 USD 416 (76,291) — (76,291)
3 month LIBOR Quarterly 1.07% Semi-Annual N/A 10/21/50 USD 288 (51,998) — (51,998)
1.27% Semi-Annual 3 month LIBOR Quarterly N/A 10/23/50 USD 615 81,399 — 81,399
3 month LIBOR Quarterly 0.97% Semi-Annual N/A 10/28/50 USD 234 (47,861) — (47,861)
1.17% Semi-Annual 3 month LIBOR Quarterly N/A 10/28/50 USD 243 38,030 — 38,030
0.98% Semi-Annual 3 month LIBOR Quarterly N/A 10/29/50 USD 709 143,194 — 143,194
1.30% Semi-Annual 3 month LIBOR Quarterly N/A 11/19/50 USD 538 67,895 — 67,895
1.22% Semi-Annual 3 month LIBOR Quarterly N/A 11/27/50 USD 243 35,406 — 35,406
1.45% Semi-Annual 3 month LIBOR Quarterly N/A 12/11/50 USD 179 16,282 — 16,282
3 month LIBOR Quarterly 1.20% Semi-Annual N/A 12/22/50 USD 943 (142,881) — (142,881)
1.27% Semi-Annual 3 month LIBOR Quarterly N/A 12/30/50 USD 243 32,798 — 32,798
1.45% Semi-Annual 3 month LIBOR Quarterly N/A 01/07/51 USD 583 54,730 — 54,730
1.52% Semi-Annual 3 month LIBOR Quarterly N/A 01/08/51 USD 199 15,150 — 15,150
1.63% Semi-Annual 3 month LIBOR Quarterly N/A 01/25/51 USD 424 21,913 — 21,913
1.48% Semi-Annual 3 month LIBOR Quarterly N/A 01/28/51 USD 754 65,149 — 65,149
1.58% Semi-Annual 3 month LIBOR Quarterly N/A 02/01/51 USD 435 27,770 — 27,770
1.66% Semi-Annual 3 month LIBOR Quarterly N/A 02/04/51 USD 243 10,592 — 10,592
1.68% Semi-Annual 3 month LIBOR Quarterly N/A 02/05/51 USD 251 9,779 — 9,779
3 month LIBOR Quarterly 1.24% Semi-Annual N/A 02/10/51 USD 683 (99,027) — (99,027)
0.89% Semi-Annual 3 month LIBOR Quarterly N/A 02/10/51 USD 456 104,114 — 104,114
1.91% Semi-Annual 3 month LIBOR Quarterly N/A 02/22/51 USD 98 (1,540) — (1,540)
2.01% Semi-Annual 3 month LIBOR Quarterly N/A 05/27/51 USD 360 (15,939) — (15,939)
1.97% Semi-Annual 3 month LIBOR Quarterly N/A 05/28/51 USD 59 (2,093) — (2,093)
2.04% Semi-Annual 3 month LIBOR Quarterly N/A 06/07/51 USD 112 (5,588) — (5,588)
3 month LIBOR Quarterly 1.83% Semi-Annual N/A 06/22/51 USD 251 (359) — (359)
1.63% Semi-Annual 3 month LIBOR Quarterly N/A 08/23/51 USD 85 4,502 — 4,502

BlackRock Global Allocation Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2021
Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1.71% Semi-Annual 3 month LIBOR Quarterly 11/30/21
(a)
11/30/51 USD 80 $ 3,066 $ — $ 3,066
$ 397,189 $ (321) $ 397,510
(a)
Forward swap.
OTC Credit Default Swap s — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Bombardier, Inc. .......... 5.00 % Quarterly Barclays Bank plc 06/20/23 USD 69 $ (4,096) $ 6,668 $ (10,764)
Rite Aid Corp. ............ 5.00 Quarterly Goldman Sachs International 06/20/26 USD 6 966 504 462
$ – $ – $ –
$ (3,130) $ 7,172 $ (10,302)
$ – $ – $ –
OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount
(000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Bombardier, Inc. ...... 5.00 % Quarterly Barclays Bank plc 12/20/21 CCC+ USD 100 $ 1,104 $ (1,013) $ 2,117
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Interest Rate Swaps
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1 day
BZDIOVER At Termination 9.39% At Termination JPMorgan Chase Bank NA 01/02/25 BRL 2,166 $ (7,777) $ — $ (7,777)
1 day
BZDIOVER At Termination 9.42% At Termination JPMorgan Chase Bank NA 01/02/25 BRL 2,362 (8,080) — (8,080)
1 day
BZDIOVER At Termination 9.54% At Termination JPMorgan Chase Bank NA 01/02/25 BRL 2,354 (6,472) — (6,472)
$ (22,329) $ — $ (22,329)
OTC Total Return Swap s
Reference Entity
Fixed Amount Paid
/ (Received) by the
Fund
(a)
Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
iShares iBoxx $ High Yield
Corporate Bond ETF ..... USD (1,354) Citibank NA 10/19/21 USD 1 $ (1,759) $ — $ (1,759)
iShares iBoxx $ Investment
Grade Corporate Bond ETF . USD (880) Citibank NA 10/19/21 USD 1 2,260 — 2,260

BlackRock Global Allocation Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2021
(a)
The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.
The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:
(c)
Amount includes $797 of net dividends and financing fees.
(e)
Amount includes $1,529 of net dividends and financing fees.
OTC Total Return Swaps (continued)
Reference Entity
Fixed Amount Paid
/ (Received) by the
Fund
(a)
Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
iShares iBoxx $ Investment
Grade Corporate Bond ETF . USD (880) Citibank NA 10/19/21 USD 1 $ 2,243 $ — $ 2,243
iShares iBoxx $ Investment
Grade Corporate Bond ETF . USD (869) Citibank NA 10/21/21 USD 1 1,682 — 1,682
S&P 500 Annual Dividend
Futures December 2021 ... USD 48,550 BNP Paribas SA 12/17/21 USD 49 11,050 — 11,050
iBoxx USD Liquid Leveraged
Loans Total Return Index .. USD 156,372 Goldman Sachs International 12/20/21 USD 156 642 (37) 679
iBoxx USD Liquid Leveraged
Loans Total Return Index .. USD 104,248
Morgan Stanley & Co.
International plc 12/20/21 USD 104 285 (24) 309
iBoxx USD Liquid Leveraged
Loans Total Return Index .. USD 156,372 Goldman Sachs International 03/20/22 USD 156 551 (41) 592
iBoxx USD Liquid Leveraged
Loans Total Return Index .. USD 104,247
Morgan Stanley & Co.
International plc 03/20/22 USD 104 225 (28) 253
$ 17,179 $ (130) $ 17,309
(a)
At termination, the fixed amount paid (received) will be exchanged for the total return of the reference entity.
OTC Total Return Swaps
Reference Entity
Payment
Frequency Counterparty
(a)
Termination
Date
Net
Notional
Accrued Unrealized
Appreciation
(Depreciation)
Net Value of
Reference
Entity
Gross
Notional
Amount
Net Asset
Percentage
Equity Securities Long/Short ... Monthly Citibank NA
(b)
02/24/23 $ (313,072) $ 10,296
(c)
$ (303,573) 0.2%
Monthly
JPMorgan Chase
Bank NA
(d)
02/08/23 (513,691) 24,009
(e)
(491,211) 0.3
$ 34,305 $ (794,784)
(b) (d)
Range: 18-113 basis points 0-175 basis points
Benchmarks: USD Overnight Bank Funding Rate USD Overnight Bank Funding Rate
The following table represents the individual short positions and related values of equity securities underlying the total return swap with Citibank NA, as of September
30, 2021, expiration date 02/24/23:
Shares Value
% of Basket
Value
Reference Entity — Short
Belgium
UCB SA ............... (45) $ (5,039) 1.7%
Brazil
Banco BTG Pactual SA ..... (1,036) (4,756) 1.6
China
Bilibili, Inc., ADR .......... (149) (9,859) 3.2
China Conch Venture Holdings
Ltd. ................ (3,000) (13,930) 4.6
Shares Value
% of Basket
Value
China (continued)
China Longyuan Power Group
Corp. Ltd., Class H ...... (5,000) $ (12,269) 4.0%
China Molybdenum Co. Ltd.,
Class H .............. (3,000) (1,852) 0.6
China Vanke Co. Ltd., Class H (2,300) (6,289) 2.1
Kingsoft Cloud Holdings Ltd.,
ADR ................ (264) (7,477) 2.5
Longfor Group Holdings Ltd. .. (2,000) (9,138) 3.0
Microport Scientific Corp. .... (2,000) (11,215) 3.7
Shanghai Fosun Pharmaceutical
Group Co. Ltd., Class H ... (1,500) (7,679) 2.5
Sunny Optical Technology Group
Co. Ltd. .............. (600) (15,711) 5.2

BlackRock Global Allocation Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2021
Shares Value
% of Basket
Value
China (continued)
Xinyi Solar Holdings Ltd. .... (2,000) $ (4,094) 1.4%
(99,513)
Denmark
Vestas Wind Systems A/S ... (268) (10,749) 3.5
Finland
Sampo OYJ, Class A ....... (497) (24,572) 8.1
South Korea
Celltrion Healthcare Co. Ltd. .. (280) (25,612) 8.4
Hyundai Motor Co. ........ (18) (2,996) 1.0
Korea Shipbuilding & Offshore
Engineering Co. Ltd. ..... (43) (3,654) 1.2
(32,262)
Spain
Ferrovial SA ............. (254) (7,414) 2.4
Sweden
Evolution AB ............ (41) (6,209) 2.0
Investor AB, Class B ....... (729) (15,677) 5.2
Skandinaviska Enskilda Banken
AB, Class A ........... (628) (8,850) 2.9
(30,736)
Switzerland
UBS Group AG (Registered) .. (136) (2,171) 0.7
Taiwan
E.Sun Financial Holding Co. Ltd. (2,122) (1,997) 0.7
United Kingdom
BT Group plc ............ (1,827) (3,917) 1.3
HSBC Holdings plc ........ (284) (1,485) 0.5
Prudential plc ............ (175) (3,396) 1.1
SSE plc ................ (398) (8,380) 2.8
Tesco plc ............... (3,417) (11,637) 3.8
(28,815)
United States
American International Group,
Inc. ................. (132) (7,245) 2.4
Amphenol Corp., Class A .... (78) (5,712) 1.9
Boeing Co. (The) ......... (79) (17,375) 5.7
eBay, Inc. .............. (203) (14,143) 4.7
General Electric Co. ....... (90) (9,273) 3.0
Jackson Financial, Inc., Class A (4) (103) (0.0)
JBS SA ................ (250) (1,698) 0.6
(55,549)
Total Reference Entity — Short ............ (303,573)
Net Value of Reference Entity — Citibank NA .. $ (303,573)
The following table represents the individual short positions and related values of equity securities underlying the total return swap with JPMorgan Chase Bank NA, as of September 30, 2021, expiration date 02/08/23:
Shares Value
% of Basket
Value
Reference Entity — Short
Australia
Afterpay Ltd. ............ (151) (13,118) 2.7
Macquarie Group Ltd. ...... (27) (3,488) 0.7
Sydney Airport ........... (1,856) (10,900) 2.2
Shares Value
% of Basket
Value
Australia (continued)
Transurban Group ......... (312) $ (2,791) 0.6%
(30,297)
Brazil
Americanas SA ........... (256) (1,451) 0.3
Hapvida Participacoes e
Investimentos SA ....... (3,595) (8,971) 1.8
Raia Drogasil SA ......... (2,132) (9,102) 1.9
(19,524)
Canada
Agnico Eagle Mines Ltd. ..... (61) (3,165) 0.6
Canadian National Railway Co. (51) (5,910) 1.2
(9,075)
China
China Southern Airlines Co. Ltd.,
Class H .............. (10,000) (5,619) 1.1
Country Garden Holdings Co.
Ltd. ................ (22,000) (22,684) 4.6
Fuyao Glass Industry Group Co.
Ltd., Class H .......... (800) (4,255) 0.9
GDS Holdings Ltd., ADR .... (109) (6,171) 1.3
Geely Automobile Holdings Ltd. (4,000) (11,482) 2.3
Great Wall Motor Co. Ltd., Class
H .................. (3,000) (11,039) 2.2
Innovent Biologics, Inc. ..... (500) (4,815) 1.0
iQIYI, Inc., ADR .......... (2,722) (21,858) 4.5
Kunlun Energy Co. Ltd. ..... (2,000) (2,082) 0.4
Ping An Healthcare and
Technology Co. Ltd. ..... (1,800) (11,733) 2.4
Shandong Gold Mining Co. Ltd.,
Class H .............. (6,000) (10,626) 2.2
Shenzhou International Group
Holdings Ltd. .......... (200) (4,245) 0.9
Xiaomi Corp., Class B ...... (1,400) (3,845) 0.8
ZTO Express Cayman, Inc.,
ADR ................ (182) (5,580) 1.1
(126,034)
Germany
Hannover Rueck SE ....... (68) (11,842) 2.4
Hong Kong
CK Asset Holdings Ltd. ..... (3,000) (17,309) 3.5
Japan
Ajinomoto Co., Inc. ........ (100) (2,955) 0.6
Central Japan Railway Co. ... (100) (15,963) 3.3
Denso Corp. ............ (100) (6,530) 1.3
Japan Post Holdings Co. Ltd. . (400) (3,362) 0.7
Mitsui Fudosan Co. Ltd. ..... (600) (14,253) 2.9
Murata Manufacturing Co. Ltd. (100) (8,845) 1.8
Sekisui House Ltd. ........ (100) (2,094) 0.4
Sumitomo Realty & Development
Co. Ltd. .............. (100) (3,655) 0.7
Unicharm Corp. .......... (100) (4,431) 0.9
(62,088)
Macau
Galaxy Entertainment Group
Ltd. ................ (1,000) (5,131) 1.0
Mexico
Wal-Mart de Mexico SAB de CV (1,535) (5,202) 1.1
South Africa
Capitec Bank Holdings Ltd. ... (90) (10,872) 2.2

BlackRock Global Allocation Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2021
Shares Value
% of Basket
Value
South Korea
Korea Zinc Co. Ltd. ........ (4) $ (1,687) 0.4%
POSCO Chemical Co. Ltd. ... (123) (18,099) 3.7
Samsung Life Insurance Co. Ltd. (19) (1,166) 0.2
(20,952)
Spain
Aena SME SA ........... (78) (13,489) 2.7
Switzerland
Chocoladefabriken Lindt &
Spruengli AG .......... (2) (22,362) 4.6
Schindler Holding AG ...... (19) (5,101) 1.0
(27,463)
Taiwan
Taiwan Cement Corp. ...... (1,000) (1,821) 0.4
Shares Value
% of Basket
Value
United Kingdom
Aviva plc ............... (1,933) $ (10,245) 2.1%
United States
Chipotle Mexican Grill, Inc. ... (6) (10,905) 2.2
Dollar General Corp. ....... (76) (16,123) 3.3
Kimberly-Clark Corp. ....... (120) (15,893) 3.2
Kraft Heinz Co. (The) ....... (333) (12,261) 2.5
PACCAR, Inc. ........... (205) (16,178) 3.3
Paychex, Inc. ............ (233) (26,201) 5.3
Roper Technologies, Inc. .... (50) (22,306) 4.6
(119,867)
Total Reference Entity — Short ............ (491,211)
Net Value of Reference Entity — JPMorgan Chase
Bank NA ............................ $ (491,211)
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1 day BZDIOVER ..................................... Overnight Brazil CETIP — Interbank Rate 0.24%
28 day MXIBTIIE ...................................... Mexico Interbank TIIE 28-Day 4.75
3 month LIBOR ....................................... London Interbank Offered Rate 0.13
6 month EURIBOR ..................................... Euro Interbank Offered Rate (0.53)
Glossary of Terms Used in this Report
Currency Abbreviations
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CNH Chinese Yuan Offshore
CNY Chinese Yuan
EUR Euro
GBP British Pound
HKD Hong Kong Dollar
HUF Hungarian Forint
IDR Indonesian Rupiah
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
NOK Norwegian Krone
NZD New Zealand Dollar
PLN Polish Zloty
RUB New Russian Ruble
SEK Swedish Krona
USD United States Dollar
ZAR South African Rand
Portfolio Abbreviations
ADR American Depositary Receipts
BZDIOVER Overnight Brazil CETIP — Interbank Rate
CLO Collateralized Loan Obligation
DAC Designated Activity Company
ETF Exchange-Traded Fund
EURIBOR Euro Interbank Offered Rate
LIBOR London Interbank Offered Rate
MSCI Morgan Stanley Capital International
MXIBTIIE Mexico Interbank TIIE 28-Day
NASDAQ National Association of Securities Dealers Automated
OTC Over-the-counter
PCL Public Company Limited
PIK Payment-In-Kind
REMIC Real Estate Mortgage Investment Conduit
S&P Standard & Poor's
SCA Svenska Cellulosa Aktiebolaget
SOFR Secured Overnight Financing Rate
SPDR Standard & Poor’s Depositary Receipts

BlackRock Global Allocation Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2021
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•     Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•     Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities
      (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
•     Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
      (including the BlackRock Global Valuation Methodologies Committee's (the "Global Valuation Committee's") assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for
Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value ("NAV") per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Consolidated Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities:
Cayman Islands ........................................ $ — $ 434,051 $ — $ 434,051
Ireland .............................................. — 115,635 — 115,635
United States .......................................... — 3,899,972 110,000 4,009,972
Common Stocks:
Argentina ............................................ 890,082 — — 890,082
Australia ............................................. — 363,064 207,401 570,465
Belgium ............................................. — 2,345 — 2,345
Brazil ............................................... 206,884 — — 206,884
Canada ............................................. 1,771,718 — — 1,771,718
Cayman Islands ........................................ 68,604 — — 68,604
China ............................................... 1,495,870 3,833,122 — 5,328,992
Denmark ............................................. — 668,858 — 668,858
Finland .............................................. — 333,525 — 333,525
France .............................................. 47 4,779,946 — 4,779,993
Germany ............................................ 930,294 5,636,928 — 6,567,222
Hong Kong ........................................... 19,538 869,226 — 888,764
India ............................................... — 439,226 172,823 612,049
Indonesia ............................................ — 60,406 — 60,406
Israel ............................................... 56,661 55,836 — 112,497
Italy ................................................ — 1,966,996 — 1,966,996
Japan ............................................... — 2,666,031 — 2,666,031
Luxembourg .......................................... — 551,669 — 551,669
Macau .............................................. — 4,093 — 4,093
Mexico .............................................. 7,358 — — 7,358
Netherlands ........................................... — 3,600,528 — 3,600,528
New Zealand .......................................... — 1,472 — 1,472

BlackRock Global Allocation Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2021
Level 1 Level 2 Level 3 Total
Norway .............................................. $ — $ 21,519 $ — $ 21,519
Poland .............................................. — 84,030 — 84,030
Portugal ............................................. 40,269 — — 40,269
Saudi Arabia .......................................... — 2,594 — 2,594
Singapore ............................................ — 126,688 — 126,688
South Africa ........................................... — 151,774 — 151,774
South Korea .......................................... 27,559 1,321,885 — 1,349,444
Spain ............................................... 799,225 30,320 — 829,545
Sweden ............................................. 84,863 1,793,378 — 1,878,241
Switzerland ........................................... 106,736 1,090,691 — 1,197,427
Taiwan .............................................. 163,827 1,949,450 — 2,113,277
Tanzania, United Republic Of ............................... — 801 — 801
Thailand ............................................. 50,106 — — 50,106
United Arab Emirates .................................... — — — —
United Kingdom ........................................ 1,711,203 3,891,155 — 5,602,358
United States .......................................... 85,173,142 1,154,280 754,428 87,081,850
Corporate Bonds
Australia ............................................. — — 824,581 824,581
Canada ............................................. — 71,085 — 71,085
China ............................................... — 2,033,569 — 2,033,569
Germany ............................................ — 531,564 — 531,564
Greece .............................................. — 153,375 — 153,375
Hong Kong ........................................... — 200,788 — 200,788
India ............................................... — 416,153 — 416,153
Italy ................................................ — 428,130 — 428,130
Luxembourg .......................................... — 671,445 — 671,445
Macau .............................................. — 202,413 — 202,413
Malaysia ............................................. — 209,975 — 209,975
South Korea .......................................... — 211,162 — 211,162
Thailand ............................................. — 411,513 — 411,513
Turkey .............................................. — — 64,000 64,000
United Arab Emirates .................................... — 4,110 — 4,110
United Kingdom ........................................ — 625,105 — 625,105
United States .......................................... — 5,956,396 143,270 6,099,666
Floating Rate Loan Interests:
Canada ............................................. — 328,573 — 328,573
France .............................................. — 247,763 — 247,763
Jersey, Channel Islands ................................... — — 76,043 76,043
Luxembourg .......................................... — 124,544 124,641 249,185
Netherlands ........................................... — 497,015 167,617 664,632
United Kingdom ........................................ — 128,437 — 128,437
United States .......................................... — 4,335,401 890,259 5,225,660
Foreign Agency Obligations ................................. — 434,320 — 434,320
Foreign Government Obligations .............................. — 6,190,066 — 6,190,066
Investment Companies .................................... 4,680,553 — — 4,680,553
Non-Agency Mortgage-Backed Securities ........................ — 3,052,351 — 3,052,351
Other Interests .......................................... — — 196,492 196,492
Preferred Securities:
Brazil ............................................... 30,934 — 90,438 121,372
China ............................................... — — 417,211 417,211
Germany ............................................ — 454,156 213,747 667,903
India ............................................... — — 122,896 122,896
Jersey .............................................. — — 126,819 126,819
United Kingdom ........................................ — — 359,100 359,100
United States .......................................... 1,019,328 853,805 2,492,171 4,365,304
Rights ................................................ — 578 — 578
U.S. Government Sponsored Agency Securities .................... — 6,102,748 — 6,102,748
U.S. Treasury Obligations ................................... — 4,511,960 — 4,511,960
Warrants .............................................. 25,460 7,439 7,623 40,522
Short-Term Securities:
Foreign Government Obligations .............................. — 622,731 — 622,731
Money Market Funds ...................................... 8,993,323 — — 8,993,323
Time Deposits .......................................... — 291,786 — 291,786
Options Purchased:
Credit contracts .......................................... — 1,377 — 1,377
Equity contracts .......................................... 457,991 30,889 — 488,880

BlackRock Global Allocation Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2021
Level 1 Level 2 Level 3 Total
Foreign currency exchange contracts ........................... $ — $ 82,939 $ — $ 82,939
Interest rate contracts ...................................... 42,182 139,348 — 181,530
Other contracts .......................................... — 20,861 — 20,861
Unfunded SPAC PIPE commitments
(a)
................................ 29,891 — — 29,891
Liabilities:
Investments Sold Short .................................... (758,097) — — (758,097)
$ 108,125,551 $ 82,487,364 $ 7,561,560 $ 198,174,475
Investments Va lued at NAV
(b)
...................................... 5,067,191
$ —
$ 203,241,666
$ —
Derivative Financial Instruments
(c)
Assets:
Credit contracts ........................................... $ — $ 39,467 $ — $ 39,467
Equity contracts ........................................... 769,214 51,540 — 820,754
Foreign currency exchange contracts ............................ — 159,907 — 159,907
Interest rate contracts ....................................... 249,665 1,447,770 — 1,697,435
Liabilities:
Credit contracts ........................................... — (85,948) — (85,948)
Equity contracts ........................................... (282,558) (63,355) — (345,913)
Foreign currency exchange contracts ............................ — (338,866) — (338,866)
Interest rate contracts ....................................... (481,198) (1,269,381) — (1,750,579)
$ 255,123 $ (58,866) $ — $ 196,257
(a)
Unfunded SPAC PIPE commitments are valued at the unrealized appreciation (depreciation) on the commitment.
(b)
Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(c)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
Asset-
Backed
Securities
Common
Stocks
Corporate
Bonds
Floating
Rate
Loan
Interests
Options
Purchased
Other
Interests
Preferred
Securities Warrants Total
Investments:
Assets:
Opening balance, as of December 31, 2020 ......... $ — $ 371,145 $ 899,115 $ 982,823 $ 1,862 $ — $ 2,517,063 $ 8,398 $ 4,780,406
Transfers into level 3 ....................... — — — — — — — — —
Transfers out of level 3 ...................... — — — (74,252) — — (55,844) — (130,096)
Accrued discounts/premiums ................... — — (608) 3,400 — — — — 2,792
Net realized gain .......................... — — — 28,343 — — 62,622 — 90,965
Net change in unrealized appreciation (depreciation)
(a)
.. 13 266,765 (26,191) 95,779 — 29,338 537,054 (9,422) 893,336
Purchases ............................... 109,987 496,742 159,535 1,074,440 — 167,154 1,529,817 8,647 3,546,322
Sales .................................. — — — (851,973) (1,862) — (768,330) — (1,622,165)
Closing balance, as of September 30, 2021 .........
$ 110,000 $ 1,134,652 $ 1,031,851 $ 1,258,560 $ —
$ 196,492
$ 3,822,382 $ 7,623 $ 7,561,560
Net change in unrealized appreciation (depreciation) on
investments still held a t September 30, 2021
(a)
.....
$ 13 $ 266,765 $ (26,191) $ 123,396 $ —
$ 29,338
$ 1,154,501 $ (1,024) $ 1,546,798
(a)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at September 30, 2021 is generally due to investments no longer held or categorized as Level 3 at period end.

BlackRock Global Allocation Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2021
The following table summarizes the valuation approaches used and unobservable inputs utilized by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation
Committee”) to determine the value of certain of the Fund’s Level 3 investments as of period end. The table does not include Level 3 investments with values based upon unadjusted third party pricing information in the amount of $904,597. A significant change in the third party information could result in a significantly lower or higher value of such Level 3 investments.
Value
Valuation
Approach Unobservable Inputs
Range of
Unobservable
Inputs Utilized
(a)
Weighted
Average of
Unobservable
Inputs Based on Fair
Value
Common Stocks ........................... $ 913,407 Income Discount Rate 16%
—
Market Revenue Multiple 6.75x - 24.75x 8.97x
Volatility 38% – 63% 41%
Time to Exit 1.0 – 3.1 1.4
EBITDA 24.00x —
Recent Transactions $5.99 – $3,840.52 $3,438.84
Corporate Bonds ........................... 1,031,851 Income Discount Rate 10% – 34% 17%
Floating Rate Loan Interests 685,208 Income Discount Rate 6% - 10% 8%
Market Recent Transactions $115.26 —
Other Interests ............................ 196,492 Market Discount Rate 5% —
Preferred Stocks ........................... 3,822,382 Income Discount Rate 40% —
Market Revenue Multiple 1.50x – 35.62x 19.52x
Time to Exit 0.0 – 4.3 2.6
Volatility 41% – 70% 57%
Recent Transactions $5.96 – $3,840.50 $991.31
Warrants ................................ 7,623 Market Revenue Multiple 15.00x —
Time to Exit 0.0 – 2.2 1.4
Volatility 38% - 54% 43%
$ 6,656,963
(a)
A significant change in unobservable input would have resulted in a correlated (inverse) significant change to value.